MassMutual
                                                         Participation Investors


                                                                  Report for the
                                               Three Months Ended March 31, 2008














                                                                          [LOGO]

ADVISER
Babson Capital Management LLC
1500 Main Street, P.O. 15189
Springfield, Massachusetts 01115-5189

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
KPMG LLP
Boston, Massachusetts 02110

COUNSEL TO THE TRUST
Ropes & Gray LLP
Boston, Massachusetts 02110

CUSTODIAN
Citibank, N.A.
New York, New York 10043

TRANSFER AGENT & REGISTRAR
Shareholder Financial Services, Inc.
P.O. Box 173673
Denver, Colorado 80217-3673
1-800-647-7374

INTERNET WEBSITE
www.babsoncapital.com/mpv

           MassMutual Participation Investors
           c/o Babson Capital Management LLC
[LOGO]     1500 Main Street, Suite 600
           Springfield, Massachusetts 01115
           (413) 226-1516

--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE AND POLICY

MassMutual Participation Investors (the "Trust") is a closedend management investment company, first offered to the public in 1988, whose shares are traded on the New York Stock Exchange under the trading symbol "MPV". The Trust's share price can be found in the financial section of most newspapers as "MassPrt" or "MassMuPrt" under the New York Stock Exchange listings or Closed-End Fund Listings.

The Trust's investment objective is to maximize total return by providing a high level of current income, the potential for growth of income, and capital appreciation. The Trust's principal investments are privately placed, below-investment grade, long-term debt obligations purchased directly from their issuers, which tend to be smaller companies. At least half of these investments normally include equity features such as common stock, warrants, conversion rights, or other equity features that provide the Trust with the opportunity to realize capital gains. The Trust will also invest in publicly traded debt securities (including high yield securities), again with an emphasis on those with equity features, and in convertible preferred stocks and, subject to certain limitations, readily marketable equity securities. Below investment grade or high yield securities have predominantly speculative characteristics with respect to the capacity of the issuer to pay interest and repay principal. In addition, the Trust may temporarily invest in high quality, readily marketable securities.

Babson Capital Management LLC ("Babson Capital") manages the Trust on a total return basis. The Trust distributes substantially all of its net income to shareholders each year. Accordingly, the Trust pays dividends to shareholders quarterly in January, May, August, and November. All registered shareholders are automatically enrolled in the Dividend Reinvestment and Cash Purchase Plan unless cash distributions are requested.

FORM N-Q

MassMutual Participation Investors files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. This information is available
(i) on the U.S. Securities and Exchange Commission's website at http://www.sec.gov; and (ii) at the U.S. Securities and Exchange Commission's Public Reference Room in Washington, DC (which information on their operation may be obtained by calling 1-800-SEC-0330). A complete schedule of portfolio holdings as of each quarter-end is available upon request by calling, toll-free, 866-399-1516.

PROXY VOTING POLICIES & PROCEDURES; PROXY VOTING RECORD

The Trustees of MassMutual Participation Investors have delegated proxy voting responsibilities relating to the voting of securities held by the Trust to Babson Capital Management LLC. A description of Babson Capital's proxy voting policies and procedures is available (1) without charge, upon request, by calling, toll-free 866-399-1516; (2) on MassMutual Participation Investors' website: http://www. babsoncapital.com/mpv; and (3) on the U.S. Securities and Exchange Commission ("SEC") website at http:// www.sec.gov. Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) on MassMutual Participation Investors' website: http://www. babsoncapital.com/mpv; and (2) on the SEC's website at http://www.sec.gov.

                                                                             MPV
                                                                          Listed
                                                                            NYSE

TO OUR SHAREHOLDERS

April 30, 2008

We are pleased to present the March 31, 2008 Quarterly Report of MassMutual Participation Investors (the "Trust").

The Board of Trustees declared a quarterly dividend of 25 cents per share, payable on May 16, 2008 to shareholders of record on May 5, 2008. The Trust had previously paid a 25 cent per share dividend for the preceding quarter (plus a special year-end dividend of 25 cents per share).

U.S. equity markets, as approximated by the Russell 2000 Index, decreased 9.90% for the quarter. U.S. fixed income markets, as approximated by the Lehman Brothers U.S. Corporate High Yield Index decreased 3.02% for the quarter.

In the last several months, the mezzanine and private equity markets have been affected by the credit dislocation that occurred in 2007. Overall, deal volumes have decreased significantly as credit is generally less available to fund transactions. However, some weaker participants have left the mezzanine market, causing competition to be a bit less stringent. As a result, investments being made in the current market are structured and priced more favorably than they have been in some time.

During the quarter, the Trust made private placement investments in five new issuers and one "follow-on" investment, totaling approximately $6.0 million. The follow-on investment purchased by the Trust was Smart Source Holdings LLC. The five new issuers were E S P Holdco, Inc., Power Services Holding Company, R E I Delaware Holding, Inc., T H I Acquisition, Inc. and U M A Enterprises, Inc. The weighted average coupon of these investments was 12.81%. (A brief description of these investments can be found in the Consolidated Schedule of Investments.)

During the quarter ended March 31, 2008, net assets of the Trust increased to $127,127,512 or $12.85 per share compared to $126,625,334 or $12.84 per share on
December 31, 2007, which translates into a 0.08% total return for the quarter, based on the change in the Trust's net assets assuming the reinvestment of all dividends. Long term, the Trust returned 7.37%, 18.66%, and 12.54% for the 1-, 5- and 10-year time periods, respectively, based on the change in the Trust's net assets assuming the reinvestment of all dividends. The Trust earned 26 cents per share of net investment income for the quarter, compared to 28 cents per share in the previous quarter.

During the quarter ended March 31, 2008, the market price of the Trust increased 3.57% from $13.18 per share to $13.65 per share. The Trust's market price of $13.65 per share equates to a 6.23% premium over the March 31, 2008 net asset value per share. The Trust's average quarter-end premium for the 3, 5 and 10-year periods was 11.6%, 10.9% and 6.5%, respectively.

Thank you for your continued interest in and support of MassMutual Participation Investors.

Sincerely,

/s/ Clifford M. Noreen
Clifford M. Noreen
President

--------------------------------------------------------------------------------
                      PORTFOLIO COMPOSITION AS OF 3/31/08 *

                            [PIE CHART APPEARS HERE]

Public Equity                              Private / Restricted Equity
0.8%                                       15.4%

Private / 144A High Yield Debt             Cash & Short Term Investments
56.5%                                      6.8%

Private Investment Grade Debt              Public High Yield Debt
0.7%                                       19.8%
--------------------------------------------------------------------------------


*Based on market value of total investments
--------------------------------------------------------------------------------

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2008
(UNAUDITED)

ASSETS:
Investments
  (See Consolidated Schedule of Investments)
Corporate restricted securities at fair value
  (Cost - $101,192,570)                                            $ 99,255,482
Corporate public securities at market value
  (Cost - $30,544,727)                                               28,156,312
Short-term securities at amortized cost                               8,301,598
                                                                  -------------
                                                                    135,713,392
Cash                                                                    908,082
Interest and dividends receivable                                     3,161,588
Receivable for investments sold                                          33,430
Other assets                                                             18,894
                                                                  -------------
  TOTAL ASSETS                                                      139,835,386
                                                                  -------------
LIABILITIES:
Payable for investments purchased                                         1,032
Investment advisory fee payable                                         286,037
Note payable                                                         12,000,000
Interest payable                                                        266,632
Accrued expenses                                                        154,173
                                                                  -------------
  TOTAL LIABILITIES                                                  12,707,874
                                                                  -------------
  TOTAL NET ASSETS                                                $ 127,127,512
                                                                  =============

NET ASSETS:
Common shares, par value $.01 per share; an unlimited
  number authorized                                               $      98,949
Additional paid-in capital                                           92,175,020
Retained net realized gain on investments, prior years               33,342,946
Undistributed net investment income                                   3,588,865
Accumulated net realized gain on investments                          2,247,235
Net unrealized depreciation of investments                           (4,325,503)
                                                                  -------------
  TOTAL NET ASSETS                                                $ 127,127,512
                                                                  =============
COMMON SHARES ISSUED AND OUTSTANDING                                  9,894,922
                                                                  =============
NET ASSET VALUE PER SHARE                                         $       12.85
                                                                  =============

See Notes to Consolidated Financial Statements
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2

CONSOLIDATED STATEMENT OF OPERATIONS
FOR THE THREE MONTHS ENDED MARCH 31, 2008
(UNAUDITED)

INVESTMENT INCOME:
Interest                                                              $   3,171,224
Dividends                                                                     1,562
Other                                                                        28,112
                                                                      -------------
  TOTAL INVESTMENT INCOME                                                 3,200,898
                                                                      -------------
EXPENSES:
Investment advisory fees                                                    286,037
Interest                                                                    177,740
Professional fees                                                            45,300
Trustees' fees and expenses                                                  42,000
Reports to shareholders                                                      27,000
Custodian fees                                                                7,350
Transfer agent/registrar's expenses                                           6,000
Other                                                                        11,802
                                                                      -------------
  TOTAL EXPENSES                                                            603,229
                                                                      -------------
INVESTMENT INCOME - NET                                                   2,597,669
                                                                      -------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments before taxes                             2,340,618
Income tax expense                                                          (42,060)
                                                                      -------------
Net realized gain on investments                                          2,298,558
Net change in unrealized appreciation of investments                     (4,827,423)
                                                                      -------------
  NET LOSS ON INVESTMENTS                                                (2,528,865)
                                                                      -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                  $      68,804
                                                                      =============

See Notes to Consolidated Financial Statements   MassMutual Participation Investors
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                                                                                  3

CONSOLIDATED STATEMENTS OF CASH FLOWS
FOR THE THREE MONTHS ENDED MARCH 31, 2008
(UNAUDITED)

NET DECREASE IN CASH:
Cash flows from operating activities:
  Purchases/Proceeds/Maturities from short-term
    portfolio securities, net                                     $    (723,032)
  Purchases of portfolio securities                                  (7,717,770)
  Proceeds from disposition of portfolio securities                  11,124,140
  Interest, dividends and other received                              2,874,162
  Interest expense paid                                                  (3,863)
  Operating expenses paid                                              (379,545)
  Income taxes paid                                                    (797,652)
                                                                  -------------
    NET CASH PROVIDED BY OPERATING ACTIVITIES                         4,376,440
                                                                  -------------
Cash flows from financing activities:
  Cash dividends paid from net investment income                     (4,743,160)
  Cash dividends paid from net realized gain on investments            (187,646)
  Receipts for shares issued on reinvestment of dividends               433,374
                                                                  -------------
    NET CASH USED FOR FINANCING ACTIVITIES                           (4,497,432)
                                                                  -------------
NET DECREASE IN CASH                                                   (120,992)
Cash - beginning of year                                              1,029,074
                                                                  -------------
CASH - END OF PERIOD                                              $     908,082
                                                                  =============

RECONCILIATION OF NET INCREASE IN NET ASSETS TO NET
CASH PROVIDED BY OPERATING ACTIVITIES:

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS              $      68,804
                                                                  -------------
  Decrease in investments                                             4,126,388
  Increase in interest and dividends receivable                        (168,147)
  Decrease in receivable for investments sold                           921,922
  Increase in other assets                                              (18,894)
  Increase in payable for investments purchased                           1,032
  Increase in investment advisory fee payable                             1,130
  Increase in interest payable                                          173,877
  Increase in accrued expenses                                           29,058
  Decrease in accrued taxes payable                                    (755,592)
  Decrease in other payables                                             (3,138)
                                                                  -------------
    TOTAL ADJUSTMENTS TO NET ASSETS FROM OPERATIONS                   4,307,636
                                                                  -------------
    NET CASH PROVIDED BY OPERATING ACTIVITIES                     $   4,376,440
                                                                  =============


See Notes to Consolidated Financial Statements
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4

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

                                                                            For the three
                                                                            months ended       For the
                                                                              03/31/08       year ended
                                                                             (Unaudited)      12/31/07
                                                                           -------------   -------------
INCREASE IN NET ASSETS:

Operations:
  Investment income - net                                                  $   2,597,669   $  12,057,960
  Net realized gain on investments                                             2,298,558       1,184,026
  Net change in unrealized appreciation of investments                        (4,827,423)     (1,644,141)
                                                                           -------------   -------------
  Net increase in net assets resulting from operations                            68,804      11,597,845

  Increase from common shares issued on reinvestment of dividends
    Common shares issued (2008 - 33,311; 2007 - 56,329)                          433,374         828,061

Dividends to shareholders from:
  Net investment income (2007 - $1.23 per share)                                     --      (12,127,939)
  Net realized gains on investments (2007 - $0.02 per share)                         --         (187,646)
                                                                           -------------   -------------
    TOTAL INCREASE IN NET ASSETS                                                 502,178         110,321

NET ASSETS, BEGINNING OF YEAR                                                126,625,334     126,515,013
                                                                           -------------   -------------
NET ASSETS, END OF PERIOD/YEAR (including undistributed net
investment income of $3,588,865 and $991,196, respectively)                $ 127,127,512   $ 126,625,334
                                                                           =============   =============

See Notes to Consolidated Financial Statements                        MassMutual Participation Investors
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                                                                                                       5

CONSOLIDATED SELECTED FINANCIAL HIGHLIGHTS
SELECTED DATA FOR EACH SHARE OF BENEFICIAL INTEREST OUTSTANDING:

                                                        For the three months               For the years ended December 31,
                                                          ended 03/31/2008      ---------------------------------------------------
                                                             (Unaudited)          2007       2006       2005       2004       2003
                                                             -----------          ----       ----       ----       ----       ----
Net asset value:
  Beginning of year                                            $ 12.84          $ 12.90    $ 12.21    $ 11.13    $  9.84    $  8.78
                                                               -------          -------    -------    -------    -------    -------
Net investment income (a)                                         0.26             1.23       1.10       0.99       1.00       0.80
Net realized and unrealized
  gain (loss) on investments                                     (0.26)           (0.05)      0.77       1.09(b)    1.36       1.21
                                                               -------          -------    -------    -------    -------    -------
Total from investment operations                                  0.00             1.18       1.87       2.08       2.36       2.01
                                                               -------          -------    -------    -------    -------    -------
Dividends from net investment
  income to common shareholders                                    --             (1.23)     (1.18)     (1.01)     (1.10)     (0.96)
Dividends from net realized gain
  on investments to common shareholders                            --             (0.02)     (0.01)       --         --         --
Increase from dividends reinvested                                0.01             0.01       0.01       0.01       0.03       0.01
                                                               -------          -------    -------    -------    -------    -------
Total dividends                                                   0.01            (1.24)     (1.18)     (1.00)     (1.07)     (0.95)
                                                               -------          -------    -------    -------    -------    -------
Net asset value: End of period/year                            $ 12.85          $ 12.84    $ 12.90    $ 12.21    $ 11.13    $  9.84
                                                               -------          -------    -------    -------    -------    -------
Per share market value:
  End of period/year                                           $ 13.65          $ 13.18    $ 14.70    $ 14.05    $ 13.31    $ 11.65
                                                               =======          =======    =======    =======    =======    =======
Total investment return
  Market value                                                    3.57%          (1.30%)     16.81%     17.25%     25.77%     35.50%
  Net asset value (c)                                             0.08%            9.95%     18.64%     22.51%     25.14%     23.72%
Net assets (in millions):
  End of period/year                                           $127.13          $126.23    $126.52    $119.02    $107.61    $ 94.40
Ratio of operating expenses
  to average net assets                                           1.35%(d)         1.36%      1.17%      1.45%      1.63%      1.65%
Ratio of interest expense
  to average net assets                                           0.56%(d)         0.56%      0.57%      0.80%      0.89%      0.97%
Ratio of income tax expense
  to average net assets (e)                                       0.13%(d)         0.48%      2.68%      2.83%      0.16%       --
Ratio of total expenses before custodian
  reduction to average net assets (e)                             2.04%(d)         2.40%      4.46%      5.12%      2.68%      2.62%
Ratio of total expenses after custodian
  reduction to average net assets (e)                             2.04%(d)         2.40%      4.42%      5.08%      2.68%      2.62%
Ratio of net investment income
  to average net assets                                           8.25%(d)         9.32%      8.43%      8.45%      9.60%      8.55%
Portfolio turnover                                                   6%              33%        34%        32%        51%        55%

(a)  Calculated using average shares.
(b)  Amount includes $0.10 per share in litigation proceeds.
(c)  Net asset value return represents portfolio returns based on change in the Trust's net asset value assuming the reinvestment of all dividends and distributions which differs from the total investment return based on the Trust's market value due to the difference between the Trust's net asset value and the market value of its shares outstanding; past performance is no guarantee of future results.
(d)  Annualized.
(e)  As additional information, this ratio is included to reflect the taxes paid on retained long-term gains. These taxes paid are netted against realized capital gains in the Statement of Operations. The taxes paid are treated as deemed distributions and a credit for the taxes paid is passed on to shareholders.

Senior securities:
  Total principal amount (in millions)                         $    12          $    12    $    12    $    12    $  22.5    $  22.5
  Asset coverage per $1,000
    of indebtedness                                            $11,594          $11,552    $11,543    $10,918    $ 5,783    $ 5,195

See Notes to Consolidated Financial Statements
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

CONSOLIDATED SCHEDULE OF INVESTMENTS
March 31, 2008
(unaudited)

                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES - 78.07%:(A)                      Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
PRIVATE PLACEMENT INVESTMENTS - 74.48%

A H C HOLDING COMPANY, INC.
A designer and manufacturer of boilers and water heaters for the commercial sector.
15% Senior Subordinated Note due 2015                            $  1,235,094         11/21/07     $  1,210,449     $  1,206,907
Limited Partnership Interest (B)                                   7.93% int.         11/21/07          119,009          113,060
                                                                                                   ------------     ------------
                                                                                                      1,329,458        1,319,967
                                                                                                   ------------     ------------
A T I ACQUISITION COMPANY
A for-profit post-secondary school serving students in Texas, Florida and Arizona.
12% Senior Subordinated Note due 2012                            $  1,125,000         04/08/04        1,125,000        1,125,000
Warrant, exercisable until 2012, to purchase
  preferred stock at $.01 per share (B)                                7 shs.         11/16/07             --              8,979
Warrant, exercisable until 2012, to purchase
  common stock at $.02 per share (B)                               1,230 shs.         04/08/04             --             13,213
                                                                                                   ------------     ------------
                                                                                                      1,125,000        1,147,192
                                                                                                   ------------     ------------
ADVANCED TECHNOLOGIES HOLDINGS
A provider of factory maintenance services to industrial companies.
15% Senior Subordinated Note due 2013                            $  1,080,000         12/27/07        1,058,400        1,065,084
Preferred Stock (B)                                                  546 shs.         12/27/07          270,000          256,501
                                                                                                   ------------     ------------
                                                                                                      1,328,400        1,321,585
                                                                                                   ------------     ------------
AERO HOLDINGS, INC.
A provider of geospatial services to corporate and government clients.
10.5% Senior Secured Term Note due 2014                          $    930,000         03/09/07          916,050          913,667
14% Senior Subordinated Note due 2015                            $    720,000         03/09/07          647,237          705,241
Common Stock (B)                                                 150,000 shs.         03/09/07          150,000          350,780
Warrant, exercisable until 2015, to purchase
  common stock at $.01 per share (B)                              37,780 shs.         03/09/07           63,730           88,350
                                                                                                   ------------     ------------
                                                                                                      1,777,017        2,058,038
                                                                                                   ------------     ------------
AMERICAN HOSPICE MANAGEMENT HOLDING LLC
A for-profit hospice care provider in the United States.
12% Senior Subordinated Note due 2010                            $  1,125,000         01/22/04        1,051,148        1,063,349
Preferred Class A Unit (B)                                         1,706 uts.                *          170,600             --
Common Class B Unit (B)                                           16,100 uts.         01/22/04                1             --
Common Class D Unit (B)                                            3,690 uts.         09/12/06             --               --
                                                                                                   ------------     ------------
                                                                                                      1,221,749        1,063,349
                                                                                                   ------------     ------------

* 01/22/04 and 09/12/06.                                                                      MassMutual Participation Investors
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

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONTINUED)
March 31, 2008
(Unaudited)
                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
ARROW TRU-LINE HOLDINGS, INC.
A manufacturer of hardware for residential and commercial overhead garage doors in North America.
12% Senior Subordinated Note due 2012                            $    861,702         05/18/05     $    820,285     $    815,793
Common Stock (B)                                                     263 shs.         05/18/05          263,298           39,198
Warrant, exercisable until 2012, to purchase
  common stock at $.01 per share (B)                                  69 shs.         05/18/05           59,362           10,277
                                                                                                   ------------     ------------
                                                                                                      1,142,945          865,268
                                                                                                   ------------     ------------
BRAVO SPORTS HOLDING CORPORATION
A designer and marketer of niche branded consumer products including canopies, trampolines, in-line skates, skateboards, and urethane wheels.
12.5% Senior Subordinated Note due 2014                          $  1,207,902         06/30/06        1,141,724        1,228,695
Preferred Stock Class A (B)                                          465 shs.         06/30/06          141,946          131,814
Common Stock (B)                                                        1 sh.         06/30/06              152           12,720
Warrant, exercisable until 2014, to purchase
  common stock at $.01 per share (B)                                 164 shs.         06/30/06           48,760           46,325
                                                                                                   ------------     ------------
                                                                                                      1,332,582        1,419,554
                                                                                                   ------------     ------------
CAPESUCCESS LLC
A provider of diversified staffing services.
Preferred Membership Interests (B)                                   806 uts.         04/29/00            3,598              180
Common Membership Interests (B)                                   10,421 uts.         04/29/00           46,706            2,332
                                                                                                   ------------     ------------
                                                                                                         50,304            2,512
                                                                                                   ------------     ------------
CAPITAL SPECIALTY PLASTICS, INC.
A producer of desiccant strips used for packaging pharmaceutical products.
Common Stock (B)                                                      55 shs.                *              252          279,466
                                                                                                   ------------     ------------
COEUR, INC.
A producer of proprietary, disposable power injection syringes.
8.75% Senior Secured Term Note due 2010                          $    202,899         04/30/03          202,899          203,792
11.5% Senior Subordinated Note due 2011                          $    242,754         04/30/03          230,779          241,158
Common Stock (B)                                                  72,464 shs.         04/30/03           72,463          208,588
Warrant, exercisable until 2010, to purchase
  common stock at $.01 per share (B)                              50,099 shs.         04/30/03           23,317          144,210
                                                                                                   ------------     ------------
                                                                                                        529,458          797,748
                                                                                                   ------------     ------------

*12/30/97 and 05/29/99.
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

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONTINUED)
March 31, 2008
(Unaudited)
                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
CONNECTICUT ELECTRIC, INC.
A supplier and distributor of electrical products sold into the retail and wholesale markets.
12% Senior Subordinated Note due 2014                            $  1,267,387         01/12/07     $  1,182,283     $  1,144,176
Limited Liability Company Unit Class A (B)                        82,613 uts.         01/12/07           82,613           34,648
Limited Liability Company Unit Class C (B)                        59,756 uts.         01/12/07           59,756           25,062
                                                                                                   ------------     ------------
                                                                                                      1,324,652        1,203,886
                                                                                                   ------------     ------------
CONNOR SPORT COURT INTERNATIONAL, INC.
A designer and manufacturer of outdoor and indoor synthetic sports flooring and other temporary flooring products.
Preferred Stock Series B-2 (B)                                     9,081 shs.         07/05/07          370,796          370,796
Preferred Stock Series C (B)                                       4,757 shs.         07/05/07          158,912          158,913
Common Stock (B)                                                     380 shs.         07/05/07                4                4
Limited Partnership Interest (B)                                   4.43% int.                *          103,135             --
                                                                                                   ------------     ------------
                                                                                                        632,847          529,713
                                                                                                   ------------     ------------
CONSOLIDATED FOUNDRIES HOLDINGS
A manufacturer of engineered cast metal components for the global aerospace and defense industries.
12% Senior Subordinated Note due 2013                            $  1,157,143         06/15/05        1,116,719        1,163,311
Common Stock (B)                                                     269 shs.               **          278,521          916,303
Warrant, exercisable until 2013, to purchase
  common stock at $.01 per share (B)                                  54 shs.         06/15/05           53,295          185,322
                                                                                                   ------------     ------------
                                                                                                      1,448,535        2,264,936
                                                                                                   ------------     ------------
COREPHARMA LLC
A manufacturer of oral dose generic pharmaceuticals targeted at niche applications.
12% Senior Subordinated Note due 2013                            $  1,350,000         08/04/05        1,292,250        1,340,975
Warrant, exercisable until 2013, to purchase
  common stock at $.001 per share (B)                                 10 shs.         08/04/05           72,617           54,738
                                                                                                   ------------     ------------
                                                                                                      1,364,867        1,395,713
                                                                                                   ------------     ------------

*  08/12/04 and 01/14/05.
** 06/15/05 and 05/22/06.                                                                     MassMutual Participation Investors
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                               9

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONTINUED)
March 31, 2008
(Unaudited)
                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
DAVIS-STANDARD LLC
A manufacturer, assembler, and installer of a broad range of capital equipment that is used in the extrusion, conversion, and processing of plastic materials.
12% Senior Subordinated Note due 2014                            $    978,261         10/30/06     $    919,695     $  1,006,762
Limited Partnership Interest (B)                                   0.97% int.         10/30/06          371,739          609,670
Warrant, exercisable until 2014, to purchase
  preferred stock at $.01 per share (B)                               26 shs.         10/30/06           26,380           29,018
Warrant, exercisable until 2014, to purchase
  common stock at $.01 per share (B)                                  18 shs.         10/30/06           18,000           58,884
                                                                                                   ------------     ------------
                                                                                                      1,335,814        1,704,334
                                                                                                   ------------     ------------
DIRECTED ELECTRONICS, INC.
A designer and distributor of brand name automotive security systems, audio products and installation accessories.
Common Stock (B) (E)                                             195,118 shs.                *          982,868          407,797
                                                                                                   ------------     ------------
DIVERSCO, INC./DHI HOLDINGS, INC.
A contract provider of janitorial and equipment maintenance services and temporary production labor to industrial customers.
Membership Interests of MM/Lincap
  Diversco Investments Ltd. LLC (B)                               13.57% int.         08/27/98          366,495             --
Preferred Stock (B)                                                1,639 shs.         12/14/01        1,392,067          389,263
Warrants, exercisable until 2011, to purchase
  common stock of DHI Holdings, Inc. at $.01 per share (B)         6,676 shs.               **          201,655             --
                                                                                                   ------------     ------------
                                                                                                      1,960,217          389,263
                                                                                                   ------------     ------------
DUNCAN SYSTEMS, INC.
A distributor of windshields and side glass for the recreational vehicle market.
10% Senior Secured Term Note due 2013                            $    308,571         11/01/06          303,942          303,345
13% Senior Subordinated Note due 2014                            $    488,572         11/01/06          438,989          478,250
Common Stock (B)                                                 102,857 shs.         11/01/06          102,857          135,800
Warrant, exercisable until 2014, to purchase
  common stock at $.01 per share (B)                              32,294 shs.         11/01/06           44,663           42,637
                                                                                                   ------------     ------------
                                                                                                        890,451          960,032
                                                                                                   ------------     ------------

* 12/19/05 and 06/17/06.
** 10/24/96 and 08/28/98.
--------------------------------------------------------------------------------------------------------------------------------
10

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONTINUED)
March 31, 2008
(Unaudited)
                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
DWYER GROUP, INC.
A franchiser of a variety of home repair services.
Common Stock (B)                                                   3,656 shs.                *     $    365,600     $    561,541
Warrant, exercisable until 2011, to purchase
  common stock at $.01 per share (B)                               1,077 shs.         10/30/03           98,719          165,361
                                                                                                   ------------     ------------
                                                                                                        464,319          726,902
                                                                                                   ------------     ------------
E S P HOLDCO, INC.
A manufacturer of power protection technology for commercial office equipment, primarily supplying the office equipment dealer network.
14% Senior Subordinated Note due 2015                            $  1,175,299         01/08/08        1,154,731        1,167,153
Common Stock (B)                                                     349 shs.         01/08/08          174,701          165,775
                                                                                                   ------------     ------------
                                                                                                      1,329,432        1,332,928
                                                                                                   ------------     ------------
E X C ACQUISITION CORPORATION
A manufacturer of pre-filled syringes and pump systems used for intravenous drug delivery.
Warrant, exercisable until 2014, to purchase
  common stock at $.01 per share (B)                                  11 shs.         06/28/04           40,875           88,019
                                                                                                   ------------     ------------
ELECTRA BICYCLE COMPANY LLC
A designer and marketer of branded leisure bicycles.
10.5% Senior Secured Term Note A due 2009                        $     72,875         04/12/07           71,417           72,491
10.5% Senior Secured Term Note B due 2012                        $    393,522         04/12/07          387,195          389,156
12% Senior Secured Term Note C due 2012                          $    291,498         04/12/07          271,410          285,557
Limited Liability Company Unit Series F                           36,913 uts.         04/12/07           36,913           35,068
Limited Liability Company Unit Series G (B)                        2,852 uts.         04/12/07            2,852            2,709
                                                                                                   ------------     ------------
                                                                                                        769,787          784,981
                                                                                                   ------------     ------------
ENZYMATIC THERAPY, INC.
A manufacturer and distributor of branded natural medicines and nutritional supplements.
Limited Partnership Interest (B)                                   0.70% int.         03/30/00          281,250          151,761
Warrant, exercisable until 2009, to purchase
  common stock at $.01 per share (B)                              15,415 shs.         03/30/00          135,000           95,250
                                                                                                   ------------     ------------
                                                                                                        416,250          247,011
                                                                                                   ------------     ------------
EVANS CONSOLES, INC.
A designer and manufacturer of consoles and control center systems.
Common Stock (B)                                                  45,000 shs.         05/06/04                6          650,655
                                                                                                   ------------     ------------


* 10/30/03 and 01/02/04.                                                                      MassMutual Participation Investors
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              11

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONTINUED)
March 31, 2008
(Unaudited)
                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
F H S HOLDINGS LLC
A national provider of customized disease management services to large self-insured employers.
12% Senior Subordinated Note due 2014                            $  1,265,625         06/01/06     $  1,185,793     $  1,254,463
Preferred Unit (B)                                                    84 uts.         06/01/06           84,368           91,812
Common Unit Class B (B)                                              734 shs.         06/01/06           64,779           59,340
                                                                                                   ------------     ------------
                                                                                                      1,334,940        1,405,615
                                                                                                   ------------     ------------
FLUTES, INC.
An independent manufacturer of micro fluted corrugated sheet material for the food and consumer products packaging industries.
10% Senior Secured Term Note due 2013                            $    524,791         04/13/06          516,919          516,713
14% Senior Subordinated Note due 2014                            $    317,177         04/13/06          287,294          312,542
Common Stock (B)                                                  62,535 shs.         04/13/06           62,535            8,377
Warrant, exercisable until 2014, to purchase
  common stock at $.01 per share (B)                              17,680 shs.         04/13/06           27,676            2,368
                                                                                                   ------------     ------------
                                                                                                        894,424          840,000
                                                                                                   ------------     ------------
FOWLER HOLDING, INC.
A provider of site development services to residential homebuilders and developers in the Raleigh/Durham region of
North Carolina.
12% Senior Subordinated Note due 2013                            $  1,252,174         02/03/06        1,146,792        1,151,416
Common Stock (B)                                                      98 shs.         02/03/06           97,826           26,045
Warrant, exercisable until 2013, to purchase
  common stock at $.01 per share (B)                                 135 shs.         02/03/06          110,348           35,829
                                                                                                   ------------     ------------
                                                                                                      1,354,966        1,213,290
                                                                                                   ------------     ------------
FUEL SYSTEMS HOLDING CORPORATION
An independent North American supplier of fuel tanks for a wide variety of commercial vehicles.
12% Senior Subordinated Note due 2014                            $  1,237,500         01/31/06        1,160,650        1,131,803
Common Stock (B)                                                 112,500 shs.         01/31/06          112,500             --
Warrant, exercisable until 2016, to purchase
  common stock at $.01 per share (B)                              73,275 shs.         01/31/06           63,113             --
                                                                                                   ------------     ------------
                                                                                                      1,336,263        1,131,803
                                                                                                   ------------     ------------

--------------------------------------------------------------------------------------------------------------------------------
12

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONTINUED)
March 31, 2008
(Unaudited)
                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
GOLDEN COUNTY FOODS HOLDING, INC.
A manufacturer of frozen appetizers and snacks.
12% Senior Subordinated Note due 2015                            $  1,012,500         11/01/07     $    914,607     $    987,174
8% Series A Convertible Preferred Stock, convertible into
  4.25% of the fully diluted common shares (B)                    77,643 shs.         11/01/07           77,643           73,761
                                                                                                   ------------     ------------
                                                                                                        992,250        1,060,935
                                                                                                   ------------     ------------
H M HOLDING COMPANY
A designer, manufacturer, and importer of promotional and wood furniture.
12% Senior Subordinated Note due 2013 (D)                        $  1,170,000         02/10/06        1,084,725             --
Preferred Stock (B)                                                   11 shs.         09/18/07           10,714             --
Common Stock (B)                                                     180 shs.         02/10/06          180,000             --
Warrant, exercisable until 2013, to purchase
  common stock at $.02 per share (B)                                  67 shs.         02/10/06           61,875             --
                                                                                                   ------------     ------------
                                                                                                      1,337,314             --
                                                                                                   ------------     ------------
HIGHGATE CAPITAL LLC
An acquirer of controlling or substantial interests in manufacturing and marketing entities.
Series A Preferred Units (B)                                       0.30% int.         07/21/94           91,867             --
                                                                                                   ------------     ------------
HOME DeCOR HOLDING COMPANY
A designer, manufacturer and marketer of framed art and wall decor products.
12.5% Senior Subordinated Note due 2012                          $  1,081,731                *        1,005,349        1,073,055
Common Stock (B)                                                      33 shs.                *           33,216           43,147
Warrant, exercisable until 2012, to purchase
  common stock at $.02 per share (B)                                 106 shs.                *          105,618          137,181
                                                                                                   ------------     ------------
                                                                                                      1,144,183        1,253,383
                                                                                                   ------------     ------------
INSURANCE CLAIMS MANAGEMENT, INC.
A third party administrator providing auto and property claim administration services for insurance companies.
Common Stock (B)                                                      37 shs.         02/27/07            1,100           22,326
Warrant, exercisable until 2011, to purchase
  common stock at $.01 per share (B)                                  11 shs.         02/27/07              324            6,577
                                                                                                   ------------     ------------
                                                                                                          1,424           28,903
                                                                                                   ------------     ------------

* 06/30/04 and 08/19/04.                                                                      MassMutual Participation Investors
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              13

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONTINUED)
March 31, 2008
(Unaudited)
                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
INTEGRATION TECHNOLOGY SYSTEMS, INC.
A manufacturer of steel protective computer and network systems for the industrial and office environments.
12% Senior Secured Note due on demand (D)                        $     25,055         03/01/04     $          1     $       --
Common Stock (B)                                                     130 shs.         06/01/00          149,500             --
                                                                                                   ------------     ------------
                                                                                                        149,501             --
                                                                                                   ------------     ------------
JASON, INC.
A diversified manufacturing company serving various industrial markets.
13% Senior Subordinated Note due 2010                            $    510,187         08/04/00          485,147          498,134
Limited Partnership Interest of
  Saw Mill Capital Fund II, L.P. (B)                               1.30% int.         08/03/00          469,245          313,272
Warrant, exercisable until 2010, to purchase
  common stock at $.01 per share (B)                              26,931 shs.         08/04/00           61,101           62,914
                                                                                                   ------------     ------------
                                                                                                      1,015,493          874,320
                                                                                                   ------------     ------------
JUSTRITE MANUFACTURING ACQUISITION CO.
A manufacturer of safety products such as storage cabinets and containers.
12% Senior Subordinated Note due 2011                            $    843,750         12/15/04          808,166          843,999
Warrant, exercisable until 2011, to purchase
  common stock at $.01 per share (B)                                 594 shs.         12/15/04           53,528          138,371
                                                                                                   ------------     ------------
                                                                                                        861,694          982,370
                                                                                                   ------------     ------------
K H O F HOLDINGS, INC.
A manufacturer of premium disposable tableware products serving both the foodservice and consumer channels.
14% Senior Subordinated Note due 2014                            $  1,238,380         10/15/07        1,213,720        1,220,755
Common Stock (B)                                                 116,827 shs.         10/15/07          116,827          110,986
                                                                                                   ------------     ------------
                                                                                                      1,330,547        1,331,741
                                                                                                   ------------     ------------
K N B HOLDINGS CORPORATION
A designer, manufacturer and marketer of products for the custom framing market.
13.5% Senior Subordinated Note due 2013                          $  1,309,956         05/25/06        1,253,267        1,304,737
Common Stock (B)                                                  71,053 shs.         05/25/06           71,053           72,730
Warrant, exercisable until 2013, to purchase
  common stock at $.01 per share (B)                              43,600 shs.         05/25/06           37,871           44,629
                                                                                                   ------------     ------------
                                                                                                      1,362,191        1,422,096
                                                                                                   ------------     ------------

--------------------------------------------------------------------------------------------------------------------------------
14

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONTINUED)
March 31, 2008
(Unaudited)
                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
K W P I HOLDINGS CORPORATION
A manufacturer and distributor of vinyl windows and patio doors throughout the northwestern United States.
12% Senior Subordinated Note due 2014                            $  1,227,000         03/14/07     $  1,125,133     $  1,185,936
Common Stock (B)                                                     123 shs.         03/13/07          123,000           85,115
Warrant, exercisable until 2017, to purchase
  common stock at $.01 per share (B)                                  89 shs.         03/14/07           85,890           61,588
                                                                                                   ------------     ------------
                                                                                                      1,334,023        1,332,639
                                                                                                   ------------     ------------
K-TEK HOLDING CORPORATION
A manufacturer of instrumentation for liquid and bulk solids level detection for process and storage tanks.
14% Senior Secured Note due 2015                                 $  1,157,143         12/20/07        1,136,314        1,129,151
Preferred Stock (B)                                              192,314 shs.         12/20/07          192,314          182,698
Common Stock (B)                                                  54,326 shs.         12/20/07              543              543
                                                                                                   ------------     ------------
                                                                                                      1,329,171        1,312,392
                                                                                                   ------------     ------------
MAGNATECH INTERNATIONAL, INC.
A supplier of process equipment and related parts used in the manufacturing of medium and high-pressure reinforced hoses.
12% Senior Subordinated Note due 2014                            $    562,500         04/05/06          526,795          562,500
13% Preferred Stock (B)                                              299 shs.         04/05/06          299,295          382,206
Common Stock (B)                                                      66 shs.         04/05/06           66,202          481,804
Warrant, exercisable until 2014, to purchase
  common stock at $.01 per share (B)                                   7 shs.         04/05/06            6,832           49,709
                                                                                                   ------------     ------------
                                                                                                        899,124        1,476,219
                                                                                                   ------------     ------------
MAIL COMMUNICATIONS GROUP, INC.
A provider of mail processing and handling services, lettershop services, and commercial printing services.
12.5% Senior Subordinated Note due 2014                          $    516,177         05/04/07          483,072          500,525
Limited Liability Company Unit (B)                                12,763 uts.                *          166,481          158,157
Warrant, exercisable until 2014, to purchase
  common stock at $.01 per share (B)                               1,787 shs.         05/04/07           22,781               18
                                                                                                   ------------     ------------
                                                                                                        672,334          658,700
                                                                                                   ------------     ------------

* 05/04/07 and 01/02/08.                                                                      MassMutual Participation Investors
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              15

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONTINUED)
March 31, 2008
(Unaudited)
                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
MAVERICK ACQUISITION COMPANY
A manufacturer of capsules that cover the cork and neck of wine bottles.
9.2% Senior Secured Tranche A Note due 2010 (C)                  $    262,074         09/03/04     $    262,074     $    258,133
12% Senior Secured Tranche B Note due 2011                       $    179,104         09/03/04          165,061          169,898
Limited Partnership Interest (B)                                   4.48% int.         09/03/04           33,582           19,246
Warrant, exercisable until 2011, to purchase
  common stock at $.01 per share (B)                                 243 shs.         09/03/04           22,556           13,906
                                                                                                   ------------     ------------
                                                                                                        483,273          461,183
                                                                                                   ------------     ------------
MICROGROUP, INC.
A manufacturer of precision parts and assemblies, and a value-added supplier of metal tubing and bars.
12% Senior Subordinated Note due 2013                            $  1,421,795                *        1,347,701        1,400,834
Common Stock (B)                                                     238 shs.                *          238,000          224,365
Warrant, exercisable until 2013, to purchase
  common stock at $.02 per share (B)                                  87 shs.                *           86,281           81,837
                                                                                                   ------------     ------------
                                                                                                      1,671,982        1,707,036
                                                                                                   ------------     ------------
MOMENTUM HOLDING CO.
A designer and supplier of upholstery fabric to commercial furniture manufacturers and architectural and design firms.
12% Senior Subordinated Note due 2014                            $    618,802         08/04/06          556,766          624,499
Limited Partnership Interest (B)                                  11.24% int.         08/04/06           56,198           96,315
Warrant, exercisable until 2014, to purchase
  common stock at $.02 per share (B)                                 586 shs.         08/04/06           56,705          100,397
                                                                                                   ------------     ------------
                                                                                                        669,669          821,211
                                                                                                   ------------     ------------
MONESSEN HOLDING CORPORATION
A designer and manufacturer of a broad line of gas, wood, and electric hearth products and accessories.
12% Senior Subordinated Note due 2014                            $  1,350,000         03/31/06        1,260,864        1,215,000
Warrant, exercisable until 2014, to purchase
  common stock at $.02 per share (B)                                  81 shs.         03/31/06           73,125             --
                                                                                                   ------------     ------------
                                                                                                      1,333,989        1,215,000
                                                                                                   ------------     ------------
MORTON INDUSTRIAL GROUP, INC.
A manufacturer of highly engineered metal fabricated components.
12% Senior Subordinated Note due 2014                            $  1,292,246         08/25/06        1,196,501        1,163,021
30% Series A Preferred Stock (B)                                   9,027 shs.         03/03/08            9,027             --
Common Stock (B)                                                  57,754 shs.         08/25/06           57,754             --
Warrant, exercisable until 2014, to purchase
  common stock at $.01 per share (B)                              91,923 shs.         08/25/06           79,380             --
                                                                                                   ------------     ------------
                                                                                                      1,342,662        1,163,021
                                                                                                   ------------     ------------
* 08/12/05 and 09/11/06.
--------------------------------------------------------------------------------------------------------------------------------
16

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONTINUED)
March 31, 2008
(Unaudited)
                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
MOSS, INC.
A manufacturer and distributor of large display and exhibit structures.
Limited Partnership Interest of
  Riverside Capital Appreciation Fund I, L.P. (B)                 21.37% int.                *     $    199,301     $    394,731
Warrant, exercisable until 2010, to purchase
  common stock at $.01 per share (B)                                 122 shs.         12/21/05           20,941           24,166
                                                                                                   ------------     ------------
                                                                                                        220,242          418,897
                                                                                                   ------------     ------------
NABCO, INC.
A producer of explosive containment vessels in the United States.
14% Senior Subordinated Note due 2014                            $    377,057         02/24/06          339,267          188,528
Limited Liability Company Unit (B)                                   437 uts.               **          436,984             --
Warrant, exercisable until 2016, to purchase
  common stock at $.01 per share (B)                                  26 shs.         02/24/06           19,687             --
                                                                                                   ------------     ------------
                                                                                                        795,938          188,528
                                                                                                   ------------     ------------
NAVIS GLOBAL
A designer, manufacturer, seller and servicer of finishing machinery for the knit and woven segments of the global textile industry.
12% Senior Subordinated Note due 2014                            $    705,457         05/28/04          651,796          673,322
8.75% Senior Secured Note due 2011                               $    327,478         05/28/04          327,478          321,849
Common Stock (B)                                                 385,233 shs.         05/28/04          385,233             --
Warrant, exercisable until 2012, to purchase
  common stock at $.01 per share (B)                             116,521 shs.         05/28/04           74,736             --
                                                                                                   ------------     ------------
                                                                                                      1,439,243          995,171
                                                                                                   ------------     ------------
NESCO HOLDINGS CORPORATION
A sales and leasing company that provides equipment to the electric utility, telecommunications, and various other industries.
12% Senior Subordinated Note due 2015                            $  1,125,000         08/02/07          999,658        1,110,568
Common Stock (B)                                                 225,000 shs.         08/02/07          225,000          213,750
Warrant, exercisable until 2015, to purchase
  common stock at $.01 per share (B)                              63,191 shs.         08/02/07          102,842              632
                                                                                                   ------------     ------------
                                                                                                      1,327,500        1,324,950
                                                                                                   ------------     ------------
*  09/20/00, 05/23/02 and 02/21/07.
** 02/24/06 and 06/22/07.                                                                     MassMutual Participation Investors
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              17

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONTINUED)
March 31, 2008
(Unaudited)
                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
NETSHAPE TECHNOLOGIES, INC.
A manufacturer of powder metal and metal injection molded precision components used in industrial, consumer, and other applications.
12% Senior Subordinated Note due 2014                            $    810,000         02/02/07     $    745,713     $    744,663
Limited Partnership Interest of
  Saw Mill PCG Partners LLC (B)                                      540 uts.         02/01/07          540,000           78,754
Warrant, exercisable until 2014, to purchase
  common stock at $.01 per share (B)                                  48 shs.         02/02/07           48,087            7,013
                                                                                                   ------------     ------------
                                                                                                      1,333,800          830,430
                                                                                                   ------------     ------------
NONNI'S FOOD COMPANY
A producer and distributor of premium biscotti and bagel chips in North America.
12.25% Senior Subordinated Note due 2012                         $    986,538         03/29/04          982,661          986,538
10% Preferred Stock (B)                                              135 shs.         03/29/04          135,044          176,801
Common Stock (B)                                                   3,418 shs.         03/29/04            3,418          260,400
Warrant, exercisable until 2012, to purchase
  common stock at $.01 per share (B)                               4,565 shs.         03/29/04            3,877          347,759
                                                                                                   ------------     ------------
                                                                                                      1,125,000        1,771,498
                                                                                                   ------------     ------------
NYLONCRAFT, INC.
A supplier of engineered plastic components for the automotive industry.
9% Senior Secured Note due 2009                                  $    464,286         01/28/02          464,286          441,072
11.5% Senior Subordinated Note due 2012                          $    857,143         01/28/02          811,366          642,857
Common Stock (B)                                                 178,571 shs.         01/28/02          178,571             --
Warrant, exercisable until 2012, to purchase
  common stock at $.01 per share (B)                             138,928 shs.         01/28/02           92,597             --
                                                                                                   ------------     ------------
                                                                                                      1,546,820        1,083,929
                                                                                                   ------------     ------------
OAKRIVER TECHNOLOGY, INC.
Designs, engineers and assembles high precision automated process equipment for the medical device industry, with a focus on defibrillators and stents.
10% Senior Secured Note due 2012                                 $    323,115         01/03/06          318,268          310,827
13% Senior Subordinated Note due 2013                            $    392,709         01/03/06          355,704          372,902
Common Stock (B)                                                 184,176 shs.         01/03/06          184,176           11,763
Warrant, exercisable until 2013, to purchase
  common stock at $.01 per share (B)                              43,073 shs.         01/03/06           35,900            2,751
                                                                                                   ------------     ------------
                                                                                                        894,048          698,243
                                                                                                   ------------     ------------

--------------------------------------------------------------------------------------------------------------------------------
18

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONTINUED)
March 31, 2008
(Unaudited)
                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
OLYMPIC SALES, INC.
A boat retailer in Washington state, Oregon, California and British Columbia.
12% Senior Subordinated Note due 2008                            $    511,000         08/07/98     $    511,000     $    503,308
12% Senior Subordinated Note due 2008                            $    244,154         02/09/00          241,154          240,442
Limited Partnership Interest of Riverside VIII, VIII-A and
  VIII-B Holding Company, L.P. (B)                                10.66% int.                *          808,386             --
Warrants, exercisable until 2008, to purchase
  common stock at $.01 per share (B)                              15,166 shs.               **          206,041             --
                                                                                                   ------------     ------------
                                                                                                      1,766,581          743,750
                                                                                                   ------------     ------------
ONTARIO DRIVE & GEAR LTD.
A manufacturer of all-wheel drive, off-road amphibious vehicles and related accessories.
Limited Liability Company Unit (B)                                 1,942 uts.         01/17/06          302,885          539,056
Warrant, exercisable until 2013, to purchase
  common stock at $.01 per share (B)                                 328 shs.         01/17/06           90,424           91,012
                                                                                                   ------------     ------------
                                                                                                        393,309          630,068
                                                                                                   ------------     ------------
P A S HOLDCO LLC
An independent provider of maintenance, repair and overhaul services to the aerospace gas turbine engine and airframe markets.
14% Senior Subordinated Note due 2014                            $  1,182,352         07/03/06        1,127,884        1,178,982
Preferred Unit (B)                                                   202 uts.         07/03/06          202,320          209,604
Preferred Unit (B)                                                    36 uts.         07/03/06           36,420           37,731
Common Unit Class I (B)                                               78 uts.         07/03/06             --               --
Common Unit Class L (B)                                               17 uts.         07/03/06             --               --
                                                                                                   ------------     ------------
                                                                                                      1,366,624        1,426,317
                                                                                                   ------------     ------------
P I I HOLDING CORPORATION
A manufacturer of plastic film and bags for the general industrial, medical, and food industries.
12% Senior Subordinated Note due 2013                            $  1,215,000         03/31/06        1,144,036        1,227,150
Preferred Stock (B)                                                   19 shs.         03/31/06          174,492          201,294
Common Stock (B)                                                      12 shs.         03/31/06           13,500           29,487
Warrant, exercisable until 2013, to purchase
  common stock at $.01 per share (B)                                   7 shs.         03/31/06            5,888           17,158
                                                                                                   ------------     ------------
                                                                                                      1,337,916        1,475,089
                                                                                                   ------------     ------------

*  08/07/98, 02/23/99, 12/22/99 and 02/25/03.
** 08/07/98 and 02/29/00.                                                                     MassMutual Participation Investors
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              19

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONTINUED)
March 31, 2008
(Unaudited)
                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
PACIFIC CONSOLIDATED HOLDINGS LLC
A manufacturer of rugged, mobile liquid and gaseous oxygen and nitrogen generating systems used in the global defense, oil & gas and medical sectors.
12% Senior Subordinated Note due 2012                            $    690,683         04/27/07     $    634,621     $    645,216
Limited Liability Company Unit (B)                               928,962 uts.         04/27/07           33,477           31,771
                                                                                                   ------------     ------------
                                                                                                        668,098          676,987
                                                                                                   ------------     ------------
PARADIGM PACKAGING, INC.
A manufacturer of plastic bottles and closures for the nutritional, pharmaceutical, personal care and food packaging markets.
12% Senior Subordinated Note due 2011                            $  1,125,000         12/19/00        1,104,324        1,117,039
Membership Interests of MM/Lincap
  PPI Investments, Inc., LLC (B)                                   1.28% int.         12/21/00          140,625           85,916
                                                                                                   ------------     ------------
                                                                                                      1,244,949        1,202,955
                                                                                                   ------------     ------------
POSTLE ALUMINUM COMPANY LLC
A manufacturer and distributor of aluminum extruded products.
12% Senior Subordinated Note due 2014                            $  1,080,000         10/02/06        1,005,435        1,084,797
Limited Liability Company Unit (B)                                   733 uts.         10/02/06          270,000          223,919
Warrant, exercisable until 2016, to purchase
  common stock at $.01 per share (B)                                 182 shs.         10/02/06           65,988           55,693
                                                                                                   ------------     ------------
                                                                                                      1,341,423        1,364,409
                                                                                                   ------------     ------------
POWER SERVICES HOLDING COMPANY
A provider of industrial motor repair services, predictive and preventative maintenance, and performance improvement consulting, serving the petrochemical, mining, power generation, metals, and paper industries.
12% Senior Subordinated Note due 2016                            $  1,255,814         02/11/08        1,142,668        1,239,006
Limited Partnership Interest                                      94,092 uts.         02/11/08           94,092           89,387
Warrant, exercisable until 2016, to purchase
  common stock at $.01 per share (B)                                 700 shs.         02/11/08           88,723                7
                                                                                                   ------------     ------------
                                                                                                      1,325,483        1,328,400
                                                                                                   ------------     ------------
PROTEIN GENETICS, INC.
A producer of bovine artificial insemination products, related breeding and healthcare products and specialty genetics sold to the dairy and beef industries.
9.8% Redeemable Exchangeable Preferred Stock (B)                     332 shs.         08/12/94           33,217             --
Common Stock (B)                                                     867 shs.                *           42,365             --
                                                                                                   ------------     ------------
                                                                                                         75,582             --
                                                                                                   ------------     ------------
* 08/12/94 and 11/14/01.
--------------------------------------------------------------------------------------------------------------------------------
20

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONTINUED)
March 31, 2008
(Unaudited)
                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
QUALIS AUTOMOTIVE LLC
A distributor of aftermarket automotive brake and chassis products.
12% Senior Subordinated Note due 2012                            $    937,500         05/28/04     $    816,650     $    919,712
Common Stock (B)                                                 187,500 shs.         05/28/04          187,500          104,832
Warrant, exercisable until 2012, to purchase
  common stock at $.01 per share (B)                             199,969 shs.         05/28/04          199,969          111,803
                                                                                                   ------------     ------------
                                                                                                      1,204,119        1,136,347
                                                                                                   ------------     ------------
QUALSERV CORPORATION
A provider of foodservice equipment and supplies to major restaurant chains and their franchisees.
Limited Partnership Interest (B)                                   4.90% int.         07/09/04                1             --
                                                                                                   ------------     ------------
                                                                                                              1             --
                                                                                                   ------------     ------------
R A J MANUFACTURING HOLDINGS LLC
A designer and manufacturer of women's swimwear sold under a variety of licensed brand names.
12.5% Senior Subordinated Note due 2014                          $  1,200,277         12/15/06        1,106,663        1,201,884
Limited Liability Company Unit (B)                                 1,497 uts.         12/15/06          149,723           82,032
Warrant, exercisable until 2014, to purchase
  common stock at $.01 per share (B)                                   2 shs.         12/15/06           69,609           38,711
                                                                                                   ------------     ------------
                                                                                                      1,325,995        1,322,627
                                                                                                   ------------     ------------
R E I DELAWARE HOLDING, INC.
An engineer and manufacturer of highly complex, close tolerance components, assemblies, tooling and custom automation equipment primarily for aerospace, medical and defense/radar markets.
12% Senior Subordinated Note due 2016                            $  1,350,000         01/18/08        1,306,541        1,336,613
Warrant, exercisable until 2018, to purchase
  common stock at $.01 per share (B)                                   3 shs.         01/18/08           16,459             --
                                                                                                   ------------     ------------
                                                                                                      1,323,000        1,336,613
                                                                                                   ------------     ------------
RADIAC ABRASIVES, INC.
A manufacturer of bonded abrasive and super abrasive grinding wheels in the United States.
12% Senior Subordinated Note due 2014                            $  1,196,809         02/10/06        1,120,542        1,220,745
Common Stock (B)                                                 153,191 shs.         02/10/06          153,191          197,132
Warrant, exercisable until 2016, to purchase
  common stock at $.01 per share (B)                              69,647 shs.         02/10/06           63,421           89,624
                                                                                                   ------------     ------------
                                                                                                      1,337,154        1,507,501
                                                                                                   ------------     ------------

                                                                                              MassMutual Participation Investors
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              21

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONTINUED)
March 31, 2008
(Unaudited)
                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
ROYAL BATHS MANUFACTURING COMPANY
A manufacturer and distributor of acrylic and cultured marble bathroom products.
12.5% Senior Subordinated Note due 2011                          $    562,500         11/14/03     $    524,285     $    557,850
Warrant, exercisable until 2011, to purchase
  common stock at $.01 per share (B)                                  74 shs.         11/14/03           65,089           69,677
                                                                                                   ------------     ------------
                                                                                                        589,374          627,527
                                                                                                   ------------     ------------
SAFETY SPEED CUT MANUFACTURING COMPANY, INC.
A manufacturer of vertical panel saws and routers for the wood working industry.
Class B Common Stock (B)                                             846 shs.         06/02/99          146,456          728,566
                                                                                                   ------------     ------------
SAVAGE SPORTS HOLDING, INC.
A manufacturer of sporting firearms.
12% Senior Subordinated Note due 2012                            $    814,655         09/10/04          772,625          825,739
Common Stock (B)                                                     324 shs.                *          340,378          580,741
Warrant, exercisable until 2012, to purchase
  common stock at $.01 per share (B)                                  71 shs.         09/10/04           60,129          126,795
                                                                                                   ------------     ------------
                                                                                                      1,173,132        1,533,275
                                                                                                   ------------     ------------
SMART SOURCE HOLDINGS LLC
A short-term computer rental company.
12% Senior Subordinated Note due 2015                            $  1,176,924               **        1,069,539        1,150,633
Limited Liability Company Unit (B)                                   328 uts.               **          337,796          311,553
Warrant, exercisable until 2015, to purchase
  common stock at $.01 per share (B)                                  83 shs.               **           87,231                1
                                                                                                   ------------     ------------
                                                                                                      1,494,566        1,462,187
                                                                                                   ------------     ------------
SPECIALTY FOODS GROUP, INC.
A manufacturer and distributor of branded meat products.
Limited Partnership Interest of MHD Holdings LLC (B)               0.76% int.         08/29/00          363,576             --
                                                                                                   ------------     ------------
STANTON CARPET HOLDING CO.
A designer and marketer of high and mid-priced decorative carpets and rugs.
12.13% Senior Subordinated Note due 2014                         $  1,185,366         08/01/06        1,118,525        1,173,975
Common Stock (B)                                                     165 shs.         08/01/06          164,634          194,793
Warrant, exercisable until 2014, to purchase
  common stock at $.02 per share (B)                                  55 shs.         08/01/06           49,390           64,876
                                                                                                   ------------     ------------
                                                                                                      1,332,549        1,433,644
                                                                                                   ------------     ------------

*  09/10/04 and 10/05/07.
** 08/31/07 and 03/06/08.
--------------------------------------------------------------------------------------------------------------------------------
22

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONTINUED)
March 31, 2008
(Unaudited)
                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
STRATEGIC EQUIPMENT & SUPPLY CORPORATION, INC.
A provider of kitchen and restaurant design, equipment fabrication and installation services.
Warrant, exercisable until 2008, to purchase
  common stock at $.01 per share (B)                              61,862 shs.         01/14/00     $    382,501     $       --
                                                                                                   ------------     ------------
T H I ACQUISITION, INC.
A machine servicing company providing value-added steel services to long steel products.
12% Senior Subordinated Note due 2016                            $  1,350,000         01/14/08        1,276,383        1,335,338
Warrant, exercisable until 2016, to purchase
  common stock at $.01 per share (B)                                   5 shs.         01/14/08           46,617             --
                                                                                                   ------------     ------------
                                                                                                      1,323,000        1,335,338
                                                                                                   ------------     ------------
TANGENT RAIL CORPORATION
A manufacturer of rail ties and provides specialty services to the North American railroad industry.
13% Senior Subordinated Note due 2013                            $  1,173,909         10/14/05        1,026,986        1,173,909
Common Stock (B)                                                   1,167 shs.         10/14/05            1,167          858,655
Warrant, exercisable until 2013, to purchase
  common stock at $.01 per share (B)                                 618 shs.         10/14/05          155,860          454,712
                                                                                                   ------------     ------------
                                                                                                      1,184,013        2,487,276
                                                                                                   ------------     ------------
TERRA RENEWAL SERVICES, INC.
A provider of wastewater residual management and required environmental reporting, permitting, nutrient management planning and record keeping to companies involved in poultry and food processing.
8.7% Senior Secured Tranche B Note due 2012 (C)                  $    868,863                *          865,646          835,740
12% Senior Subordinated Note due 2014                            $    664,062               **          634,325          658,027
Limited Partnership Interest of
  Saw Mill Capital Fund V, L.P. (B)                                2.30% int.         03/01/05           66,448          416,008
Warrant, exercisable until 2016, to purchase
  common stock at $.01 per share (B)                                  41 shs.         04/28/06           33,738           72,323
                                                                                                   ------------     ------------
                                                                                                      1,600,157        1,982,098
                                                                                                   ------------     ------------
TORRENT GROUP HOLDINGS, INC.
A contractor specializing in the sales and installation of engineered drywells for the retention and filtration of stormwater and nuisance water flow.
12.5% Senior Subordinated Note due 2013                          $  1,185,366         10/26/07        1,113,016        1,170,115
Series A Preferred Stock (B)                                         219 shs.         10/26/07          219,203          208,240
                                                                                                   ------------     ------------
                                                                                                      1,332,219        1,378,355
                                                                                                   ------------     ------------

*  04/28/06 and 12/21/06.
** 04/28/06 and 09/13/06.                                                                     MassMutual Participation Investors
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              23

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONTINUED)
March 31, 2008
(Unaudited)
                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
TOTAL E & S, INC.
A manufacturer of a wide variety of equipment used in the oil and gas industry.
10.5% Senior Secured Term Note due 2013                          $    486,487         03/02/07     $    479,190     $    480,502
13% Senior Subordinated Note due 2014                            $    341,971         03/02/07          280,347          336,174
Common Stock (B)                                                  71,542 shs.         03/02/07           71,542           28,992
Warrant, exercisable until 2014 to purchase
  common stock at $.01 per share (B)                              19,733 shs.         03/02/07           54,784            7,997
                                                                                                   ------------     ------------
                                                                                                        885,863          853,665
                                                                                                   ------------     ------------
THE TRANZONIC COMPANIES
A producer of commercial and industrial supplies, such as safety products, janitorial supplies, work apparel, washroom and restroom supplies and sanitary care products.
13% Senior Subordinated Note due 2010                            $  1,356,000         02/05/98        1,289,882        1,356,000
Common Stock (B)                                                     315 shs.         02/04/98          315,000          345,548
Warrant, exercisable until 2009, to purchase
  common stock at $.01 per share (B)                                 222 shs.         02/05/98          184,416          243,529
                                                                                                   ------------     ------------
                                                                                                      1,789,298        1,945,077
                                                                                                   ------------     ------------
TRANSPAC HOLDING COMPANY
A designer, importer, and wholesaler of home decor and seasonal gift products.
12% Senior Subordinated Note due 2015                            $    938,651         10/31/07          874,613          920,072
Common Stock (B)                                                     110 shs.         10/31/07          110,430          104,909
Warrant, exercisable until 2015, to purchase
  common stock at $.01 per share (B)                                  50 shs.         10/31/07           46,380                1
                                                                                                   ------------     ------------
                                                                                                      1,031,423        1,024,982
                                                                                                   ------------     ------------
TRANSTAR HOLDING COMPANY
A distributor of aftermarket automotive transmission parts.
12% Senior Subordinated Note due 2014                            $    918,000         08/31/05          884,095          941,099
Common Stock (B)                                                     571 shs.                *          570,944           48,267
Warrant, exercisable until 2013, to purchase
  common stock at $.02 per share (B)                                  46 shs.         08/31/05           41,021           59,632
                                                                                                   ------------     ------------
                                                                                                      1,496,060        1,748,998
                                                                                                   ------------     ------------

* 08/31/05 and 04/30/07.
--------------------------------------------------------------------------------------------------------------------------------
24

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONTINUED)
March 31, 2008
(Unaudited)
                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
TRUCK BODIES & EQUIPMENT INTERNATIONAL
A designer and manufacturer of accessories for heavy and medium duty trucks, primarily dump bodies, hoists, various forms of flat-bed bodies, landscape bodies and other accessories.
12% Senior Subordinated Note due 2013                            $  1,222,698                *     $  1,150,566     $  1,100,428
Common Stock (B)                                                     393 shs.                *          423,985           74,654
Warrant, exercisable until 2013, to purchase
  common stock at $.02 per share (B)                                  81 shs.                *           84,650           15,417
                                                                                                   ------------     ------------
                                                                                                      1,659,201        1,190,499
                                                                                                   ------------     ------------
TRUSTILE DOORS, INC.
A manufacturer and distributor of interior doors.
12.5% Senior Subordinated Note due 2010                          $    450,000         04/11/03          434,035          453,519
Warrant, exercisable until 2010, to purchase
  common stock at $.01 per share (B)                               3,060 shs.         04/11/03           44,432          114,534
                                                                                                   ------------     ------------
                                                                                                        478,467          568,053
                                                                                                   ------------     ------------
U M A ENTERPRISES, INC.
An importer and wholesaler of home decor products.
15% Senior Subordinated Note due 2015                            $    880,435         02/08/08          862,826          875,651
Convertible Preferred Stock (B)                                      470 shs.         02/08/08          469,565          446,082
                                                                                                   ------------     ------------
                                                                                                      1,332,391        1,321,733
                                                                                                   ------------     ------------
U-LINE CORPORATION
A manufacturer of high-end, built-in, undercounter ice making, wine storage and refrigeration appliances.
12.5% Senior Subordinated Note due 2012                          $    996,500         04/30/04          922,146          979,896
Common Stock (B)                                                      96 shs.         04/30/04           96,400           72,578
Warrant, exercisable until 2012, to purchase
  common stock at $.01 per share (B)                                 122 shs.         04/30/04          112,106           91,852
                                                                                                   ------------     ------------
                                                                                                      1,130,652        1,144,326
                                                                                                   ------------     ------------
VICTORY VENTURES LLC
An acquirer of controlling or substantial interests in other entities.
Series A Preferred Units (B)                                            1 ut.         12/02/96              236             --
                                                                                                   ------------     ------------

*  09/24/04 and 12/22/06.                                                                     MassMutual Participation Investors
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              25

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONTINUED)
March 31, 2008
(Unaudited)
                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
VISIONEERING, INC.
A designer and manufacturer of tooling and fixtures for the aerospace industry.
10.5% Senior Secured Term Loan due 2013                          $    458,824         05/17/07     $    451,942     $    458,277
13% Senior Subordinated Note due 2014                            $    370,588         05/17/07          334,006          369,511
Common Stock (B)                                                  70,588 shs.         05/17/07           70,588           67,059
Warrant, exercisable until 2014, to purchase
  common stock at $.01 per share (B)                              20,003 shs.         05/17/07           31,460              200
                                                                                                   ------------     ------------
                                                                                                        887,996          895,047
                                                                                                   ------------     ------------
VITALITY FOODSERVICE, INC.
A non-carbonated beverage dispensing company focused on the foodservice industry.
13% Senior Subordinated Note due 2011                            $    999,153         09/24/04          937,103          903,373
Common Stock (B)                                                  14,006 shs.                *          140,064          104,563
Warrant, exercisable until 2011, to purchase
  common stock at $.01 per share (B)                              12,593 shs.         09/24/04           98,938           94,014
                                                                                                   ------------     ------------
                                                                                                      1,176,105        1,101,950
                                                                                                   ------------     ------------
VITEX PACKAGING GROUP, INC.
A manufacturer of specialty packaging, primarily envelopes and tags used on tea bags.
12.5% Senior Subordinated Note due 2012                          $    900,000         07/19/04          785,152          810,000
14.5% PIK Note due 2010                                          $    112,500         06/30/07          102,027          101,250
Limited Liability Company Unit Class A (B)                       219,375 uts.         07/19/04          219,375             --
Limited Liability Company Unit Class B (B)                        96,848 uts.         07/19/04           96,848             --
                                                                                                   ------------     ------------
                                                                                                      1,203,402          911,250
                                                                                                   ------------     ------------
WAGGIN' TRAIN HOLDINGS LLC
A producer of premium quality meat dog treats.
14% Senior Subordinated Note due 2014                            $  1,129,121         11/15/07        1,106,575        1,103,258
Limited Liability Company Unit Class B (B)                           224 uts.         11/15/07          223,757          212,572
Limited Liability Company Unit Class C (B)                           224 uts.         11/15/07             --                  2
                                                                                                   ------------     ------------
                                                                                                      1,330,332        1,315,832
                                                                                                   ------------     ------------
WALLS INDUSTRIES, INC.
A provider of branded workwear and sporting goods apparel.
Limited Partnership Interest (B)                                   0.20% int.         07/12/04            1,974            3,584
Common Stock (B)                                                   2,133 shs.         12/21/07             --              3,873
                                                                                                   ------------     ------------
                                                                                                          1,974            7,457
                                                                                                   ------------     ------------
*  07/19/05 and 12/22/05.
--------------------------------------------------------------------------------------------------------------------------------
26

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONTINUED)
March 31, 2008
(Unaudited)
                                                               Principal Amount
                                                                Shares, Units
                                                                 or Ownership        Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                    Percentage            Date           Cost          Fair Value
                                                                 ------------         --------     ------------     ------------
WELLBORN FOREST HOLDING CO.
A manufacturer of semi-custom kitchen and bath cabinetry.
12.13% Senior Subordinated Note due 2014                         $    911,250         11/30/06     $    851,833     $    862,557
Common Stock (B)                                                     101 shs.         11/30/06          101,250           59,797
Warrant, exercisable until 2014, to purchase
  common stock at $.01 per share (B)                                  51 shs.         11/30/06           45,790           29,854
                                                                                                   ------------     ------------
                                                                                                        998,873          952,208
                                                                                                   ------------     ------------
WORKPLACE MEDIA HOLDING CO.
A direct marketer specializing in providing advertisers with access to consumers in the workplace.
13% Senior Subordinated Note due 2015                            $    613,692         05/14/07          559,850          571,062
Limited Partnership Interest (B)                                  12.26% int.         05/14/07           61,308           52,112
Warrant, exercisable until 2015, to purchase
  common stock at $.02 per share (B)                                  47 shs.         05/14/07           44,186             --
                                                                                                   ------------     ------------
                                                                                                        665,344          623,174
                                                                                                   ------------     ------------

TOTAL PRIVATE PLACEMENT INVESTMENTS (F)                                                              96,123,354       94,687,932
                                                                                                   ------------     ------------
















                                                                                              MassMutual Participation Investors
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              27

March 31, 2008
(Unaudited)

                                                                         Shares or
                                                  Interest     Due       Principal
CORPORATE RESTRICTED SECURITIES: (A) (Continued)    Rate       Date        Amount         Cost       Fair Value
                                                  -------    --------   ------------  ------------  ------------
RULE 144A SECURITIES - 3.59%:

BONDS - 3.59%
Charter Communications Op LLC                      8.000%    04/30/12   $    750,000  $    736,875  $    688,125
Compucom Systems, Inc.                            12.500     10/01/15        670,000       647,962       624,775
Douglas Dynamics LLC                               7.750     01/15/12        325,000       326,263       243,750
G F S I, Inc. (C)                                 10.500     06/01/11        375,000       360,505       348,750
Intergen NV                                        9.000     06/30/17        375,000       371,959       391,875
Packaging Dynamics Corporation of America         10.000     05/01/16        975,000       969,875       726,375
Penhall International                             12.000     08/01/14        325,000       332,912       274,625
Ryerson, Inc.                                     12.000     11/01/15         30,000        30,000        28,350
Snoqualmie Entertainment Authority                 9.125     02/01/15        250,000       244,063       212,500
Tenneco, Inc.                                      8.125     11/15/15         50,000        50,000        49,625
TRW Automotive, Inc.                               7.250     03/15/17        500,000       440,000       455,000
Tunica-Biloxi Gaming Authority                     9.000     11/15/15        540,000       556,529       523,800
                                                                                      ------------  ------------
TOTAL BONDS                                                                              5,066,943     4,567,550
                                                                                      ------------  ------------

CONVERTIBLE PREFERRED STOCK - 0.00%
ETEX Corporation (B)                                                             194           179          --
                                                                                      ------------  ------------
  TOTAL CONVERTIBLE PREFERRED STOCK                                                            179          --
                                                                                      ------------  ------------

PREFERRED STOCK - 0.00%
TherOX, Inc. (B)                                                                  26         1,032          --
                                                                                      ------------  ------------
  TOTAL PREFERRED STOCK                                                                      1,032          --
                                                                                      ------------  ------------

COMMON STOCK - 0.00%
Touchstone Health Partnership (B)                                                292         1,062          --
                                                                                      ------------  ------------
  TOTAL PREFERRED STOCK                                                                      1,062          --
                                                                                      ------------  ------------

  TOTAL RULE 144A SECURITIES                                                             5,069,216     4,567,550
                                                                                      ------------  ------------

TOTAL CORPORATE RESTRICTED SECURITIES                                                 $101,192,570  $ 99,255,482
                                                                                      ------------  ------------

----------------------------------------------------------------------------------------------------------------
28

March 31, 2008
(Unaudited)

                                                  Interest     Due       Principal                     Market
CORPORATE PUBLIC SECURITIES - 22.15%: (A)           Rate       Date        Amount         Cost         Value
                                                  -------    --------   ------------  ------------  ------------
BONDS - 21.12%
Allied Waste NA                                    7.375%    04/15/14   $    140,000  $    141,530  $    137,725
Appleton Papers, Inc.                              8.125     06/15/11        250,000       250,000       240,625
Aramark Corporation (C)                            6.739     02/01/15        100,000       100,000        88,250
Atlas Pipeline Partners                            8.125     12/15/15        600,000       611,429       610,500
Basic Energy Services                              7.125     04/15/16        625,000       610,043       595,313
Blockbuster, Inc. (C)                              9.000     09/01/12        275,000       276,035       224,125
Boyd Gaming Corporation                            7.125     02/01/16        150,000       146,625       120,750
Bristow Group, Inc.                                7.500     09/15/17         75,000        75,000        75,375
Cablevision Systems Corporation                    8.000     04/15/12        500,000       505,476       486,250
Cincinnati Bell, Inc.                              8.375     01/15/14        550,000       503,750       515,625
Clayton Williams Energy, Inc.                      7.750     08/01/13        575,000       557,000       497,375
Community Health Systems, Inc.                     8.875     07/15/15        475,000       464,276       476,781
Countrywide Alternative Loan Trust (C)             2.856     11/20/35      1,021,438       746,926       738,050
Del Monte Corporation                              8.625     12/15/12        200,000       200,000       203,500
Dynegy Holdings, Inc.                              7.500     06/01/15        250,000       223,274       234,375
Dynegy Holdings, Inc.                              8.375     05/01/16        665,000       675,615       658,350
Edison Mission Energy                              7.750     06/15/16         35,000        35,000        36,050
Electronic Data Systems Corporation                7.125     10/15/09        500,000       502,241       509,957
Esterline Technologies                             7.750     06/15/13        175,000       175,000       177,625
Ford Motor Credit Co.                              7.375     10/28/09        750,000       748,125       683,350
Gencorp, Inc.                                      9.500     08/15/13        130,000       130,000       129,025
General Motors Acceptance Corporation              5.850     01/14/09        750,000       741,106       699,371
Goodyear Tire & Rubber Co.                         7.857     08/15/11        350,000       327,250       358,313
Goodyear Tire & Rubber Co.                         8.625     12/01/11        250,000       261,777       262,188
Goodyear Tire & Rubber Co.                         9.000     07/01/15         64,000        65,222        67,680
GulfMark Offshore, Inc.                            7.750     07/15/14        300,000       298,725       304,500
H C A, Inc.                                        9.250     11/15/16        500,000       508,573       518,750
Hughes Network Systems                             9.500     04/15/14        525,000       535,551       522,375
Inergy LP                                          8.250     03/01/16         75,000        75,000        76,688
Intelsat Bermuda Ltd.                              9.250     06/15/16        690,000       716,406       695,175
Interline Brands, Inc.                             8.125     06/15/14        830,000       824,237       792,650
Iron Mountain, Inc.                                8.750     07/15/18        500,000       514,582       518,750
Koppers, Inc.                                      9.875     10/15/13        170,000       170,000       178,500
Leucadia National Corporation                      7.000     08/15/13        350,000       355,004       347,375
Majestic Star Casino LLC                           9.500     10/15/10        250,000       250,000       220,625
Manitowoc Company, Inc.                            7.125     11/01/13        100,000       100,000        99,000

                                                                              MassMutual Participation Investors
----------------------------------------------------------------------------------------------------------------
                                                                                                              29

March 31, 2008
(Unaudited)

                                                  Interest     Due       Principal                     Market
CORPORATE PUBLIC SECURITIES:(A)(Continued)          Rate       Date        Amount         Cost         Value
                                                  -------    --------   ------------  ------------  ------------
Mariner Energy, Inc.                               8.000%    05/15/17   $    400,000  $    402,594  $    382,000
Markwest Energy Operating Co.                      6.875     11/01/14        550,000       532,750       519,750
Mediacom Broadband LLC                             8.500     10/15/15        750,000       765,664       630,000
N R G Energy, Inc.                                 7.375     02/01/16        600,000       598,750       588,000
N T L Cable PLC                                    9.125     08/15/16        790,000       813,296       707,050
Neiman Marcus Group, Inc.                         10.375     10/15/15        600,000       600,000       600,000
Nextel Communications, Inc.                        7.375     08/01/15        400,000       407,382       308,000
North American Energy Partners                     8.750     12/01/11        200,000       200,000       198,000
NOVA Chemicals Corporation (C)                     7.863     11/15/13        515,000       511,538       431,313
O E D Corp/Diamond Jo Company Guarantee            8.750     04/15/12        500,000       492,980       440,000
Offshore Logistics, Inc.                           6.125     06/15/13        350,000       350,000       336,000
Petrohawk Energy Corporation                       9.125     07/15/13        750,000       762,024       770,625
Pliant Corporation (C)                            11.850     06/15/09        764,203       773,442       748,917
Quebecor Media, Inc.                               7.750     03/15/16        575,000       551,385       524,687
Quicksilver Resources, Inc.                        7.125     04/01/16        600,000       583,125       579,000
Rental Service Corporation                         9.500     12/01/14        500,000       506,683       417,500
Rock-Tenn Co.                                      8.200     08/15/11        430,000       440,516       440,750
Rogers Wireless, Inc.                              7.500     03/15/15        560,000       593,857       588,340
Sheridan Acquisition Corporation                  10.250     08/15/11        225,000       222,001       198,280
Steel Dynamics, Inc.                               6.750     04/01/15        100,000       100,000        98,000
Stewart & Stevenson LLC                           10.000     07/15/14        750,000       770,907       720,000
Tenet Healthcare Corporation                       6.375     12/01/11        250,000       241,250       225,625
Tenneco, Inc.                                      8.625     11/15/14        500,000       501,159       491,250
Tesoro Petroleum Corporation                       6.500     06/01/17        250,000       250,000       223,750
Texas Industries, Inc.                             7.250     07/15/13         35,000        35,000        34,037
Titan International, Inc.                          8.000     01/15/12         70,000        70,000        68,600
Transdigm, Inc.                                    7.750     07/15/14        150,000       151,345       150,000
Tube City IMS Corporation                          9.750     02/01/15      1,000,000       991,796       880,000
United Components, Inc.                            9.375     06/15/13        535,000       535,916       490,194
United Rentals, Inc.                               7.750     11/15/13        325,000       325,000       264,875
Vought Aircraft Industries                         8.000     07/15/11        650,000       648,205       596,375
Warner Music Group Corporation                     7.375     04/15/14        125,000       125,000        96,250
                                                                                      ------------  ------------
TOTAL BONDS                                                                             28,274,343    26,848,084
                                                                                      ------------  ------------

----------------------------------------------------------------------------------------------------------------
30

March 31, 2008
(Unaudited)

                                                                         Share or
                                                  Interest     Due       Principal                     Market
CORPORATE PUBLIC SECURITIES:(A)(Continued)          Rate       Date        Amount         Cost         Value
                                                  -------    --------   ------------  ------------  ------------
COMMON STOCK - 0.83%
Comcast Corporation                                                     $     16,800  $    310,632  $    324,912
Distributed Energy Systems Corporation (B)                                    14,000       177,078         6,300
EnerNOC, Inc. (B)                                                             23,500       648,410       267,900
ITC^DeltaCom, Inc. (B)                                                        94,588       827,645       349,976
Visa, Inc. (B)                                                                 1,676        73,744       104,515
                                                                                      ------------  ------------
  TOTAL COMMON STOCK                                                                     2,037,509     1,053,603
                                                                                      ------------  ------------

CONVERTIBLE BONDS - 0.20%
Citadel Broadcasting Corporation                   1.875%    02/15/11   $    300,000       232,875       254,625
                                                                                      ------------  ------------
  TOTAL CONVERTIBLE BONDS                                                                  232,875       254,625
                                                                                      ------------  ------------

  TOTAL CORPORATE PUBLIC SECURITIES                                                   $ 30,544,727  $ 28,156,312
                                                                                      ------------  ------------

                                                  Interest     Due       Principal
SHORT-TERM SECURITIES:                          Rate/Yield*    Date        Amount         Cost      Market Value
                                                  -------    --------   ------------  ------------  ------------

COMMERCIAL PAPER - 6.53%

Dominion Resources, Inc.                           3.072%    04/02/08   $  2,056,000  $  2,055,815  $  2,055,815
Dow Chemical Co.                                   3.304     04/11/08      1,868,000     1,866,288     1,866,288
P P G Industries, Inc.                             3.101     04/04/08      1,953,000     1,952,495     1,952,495
UnitedHealth Group, Inc.                           3.102     04/01/08      2,427,000     2,427,000     2,427,000
                                                                                      ------------  ------------
  TOTAL SHORT-TERM SECURITIES                                                         $  8,301,598  $  8,301,598
                                                                                      ------------  ------------
TOTAL INVESTMENTS                                 106.75%                             $140,038,895  $135,713,392
                                                                                      ------------  ------------
  Other Assets                                      3.24                                               4,121,994
  Liabilities                                      (9.99)                                            (12,707,874)
                                                  ------                                            ------------
TOTAL NET ASSETS                                  100.00%                                           $127,127,512
                                                  ======                                            ============

(A) In each of the convertible note, warrant, and common stock investments, the issuer has agreed to provide certain registration rights.
(B) Non-income producing security.
(C) Variable rate security; rate indicated is as of 03/31/08.
(D) Defaulted security; interest not accrued.
(E) Security publicly priced.
(F) Illiquid security. At March 31, 2008, the values of these securities amounted to $94,687,932 or 74.48% of net assets.
*   Effective yield at purchase
PIK - Payment-in-kind

                                                                              MassMutual Participation Investors
----------------------------------------------------------------------------------------------------------------
                                                                                                              31

CONSOLIDATED SCHEDULE OF INVESTMENTS
March 31, 2008
(Unaudited)

                                                 Fair Value/                                                            Fair Value/
INDUSTRY CLASSIFICATION:(Continued)             Market Value                                                           Market Value
                                               --------------                                                         --------------
AEROSPACE - 4.85%                                                      BROADCASTING & ENTERTAINMENT- 2.36%
Consolidated Foundries Holdings                $    2,264,936          Cablevision Systems Corporation                $      486,250
Esterline Technologies                                177,625          Charter Communications Op LLC                         688,125
Gencorp, Inc.                                         129,025          Citadel Broadcasting Corporation                      254,625
Hughes Network Systems                                522,375          Comcast Corporation                                   324,912
P A S Holdco LLC                                    1,426,317          Mediacom Broadband LLC                                630,000
Transdigm, Inc.                                       150,000          Workplace Media Holdings Co.                          623,174
Visioneering, Inc.                                    895,047                                                         --------------
Vought Aircraft Industries                            596,375                                                              3,007,086
                                               --------------                                                         --------------
                                                    6,161,700          BUILDINGS & REAL ESTATE - 1.52%
                                               --------------          K W P I Holdings Corporation                        1,332,639
AUTOMOBILE - 8.05%                                                     Texas Industries, Inc.                                 34,037
Ford Motor Credit Co.                                 683,350          TruStile Doors, Inc.                                  568,053
Fuel Systems Holding Corporation                    1,131,803                                                         --------------
General Motors Acceptance Corporation                 699,371                                                              1,934,729
Goodyear Tire & Rubber Co.                            688,181                                                         --------------
Jason, Inc.                                           874,320          CHEMICAL, PLASTICS & RUBBER - 0.70%
Nyloncraft, Inc.                                    1,083,929          Capital Specialty Plastics, Inc.                      279,466
Ontario Drive & Gear Ltd.                             630,068          Koppers, Inc.                                         178,500
Qualis Automotive LLC                               1,136,347          NOVA Chemicals Corporation                            431,313
Tenneco, Inc.                                         540,875                                                         --------------
Titan International, Inc.                              68,600                                                                889,279
Transtar Holding Company                            1,748,998                                                         --------------
TRW Automotive, Inc.                                  455,000          CONSUMER PRODUCTS - 8.90%
United Components, Inc.                               490,194          Aero Holdings, Inc.                                 2,058,038
                                               --------------          Bravo Sports Holding Corporation                    1,419,554
                                                   10,231,036          G F S I, Inc.                                         348,750
                                               --------------          K N B Holdings Corporation                          1,422,096
BEVERAGE, DRUG & FOOD - 3.32%                                          Momentum Holding Co.                                  821,211
Aramark Corporation                                    88,250          R A J Manufacturing Holdings LLC                    1,322,627
Del Monte Corporation                                 203,500          R E I Delaware Holding, Inc.                        1,336,613
Golden County Foods Holding, Inc.                   1,060,935          Royal Baths Manufacturing Company                     627,527
Nonni's Food Company                                1,771,498          The Tranzonic Companies                             1,945,077
Specialty Foods Group, Inc.                              --            Walls Industries, Inc.                                  7,457
Vitality Foodservice, Inc.                          1,101,950                                                         --------------
                                               --------------                                                             11,308,950
                                                    4,226,133                                                         --------------
                                               --------------          CONTAINERS, PACKAGING & GLASS - 5.01%
                                                                       Flutes, Inc.                                          840,000
                                                                       Maverick Acquisition Company                          461,183
                                                                       P I I Holding Corporation                           1,475,089
                                                                       Packaging Dynamics Corporation of America             726,375
                                                                       Paradigm Packaging, Inc.                            1,202,955
                                                                       Pliant Corporation                                    748,917
                                                                       Vitex Packaging Group, Inc.                           911,250
                                                                                                                      --------------
                                                                                                                           6,365,769
                                                                                                                      --------------

------------------------------------------------------------------------------------------------------------------------------------
32

March 31, 2008
(Unaudited)

                                                 Fair Value/                                                            Fair Value/
INDUSTRY CLASSIFICATION:                        Market Value                                                           Market Value
                                               --------------                                                         --------------
DISTRIBUTION - 1.92%                                                   FINANCIAL SERVICES - 1.53%
Duncan Systems, Inc.                           $      960,032          Highgate Capital LLC                           $         --
Magnatech International, Inc.                       1,476,219          Leucadia National Corporation                         347,375
QualServ Corporation                                     --            Nesco Holdings Corporation                          1,324,950
Strategic Equipment & Supply Corporation, Inc.           --            Penhall International                                 274,625
                                               --------------          Victory Ventures LLC                                     --
                                                    2,436,251                                                         --------------
                                               --------------                                                              1,946,950
DIVERSIFIED/CONGLOMERATE,                                                                                             --------------
MANUFACTURING - 5.62%                                                  HEALTHCARE, EDUCATION &
A H C Holdings Company, Inc.                        1,319,967          CHILDCARE - 3.81%
Arrow Tru-Line Holdings, Inc.                         865,268          A T I Acquisition Company                           1,147,192
Douglas Dynamics LLC                                  243,750          American Hospice Management Holding LLC             1,063,349
Evans Consoles, Inc.                                  650,655          Community Health Systems, Inc.                        476,781
Postle Aluminum Company LLC                         1,364,409          F H S Holdings LLC                                  1,405,615
Radiac Abrasives, Inc.                              1,507,501          H C A, Inc.                                           518,750
Truck Bodies & Equipment International              1,190,499          Tenet Healthcare Corporation                          225,625
                                               --------------          Touchstone Health Partnership                            --
                                                    7,142,049                                                         --------------
                                               --------------                                                              4,837,312
DIVERSIFIED/CONGLOMERATE, SERVICE - 4.88%                                                                             --------------
Advanced Technologies Holdings                      1,321,585          HOME & OFFICE FURNISHINGS,
Allied Waste NA                                       137,725          HOUSEWARES, AND DURABLE
CapeSuccess LLC                                         2,512          CONSUMER PRODUCTS - 8.80%
Diversco, Inc./DHI Holdings, Inc.                     389,263          Connor Sport Court International, Inc.                529,713
Dwyer Group, Inc.                                     726,902          H M Holding Company                                      --
Fowler Holding, Inc.                                1,213,290          Home Decor Holding Company                          1,253,383
Insurance Claims Management, Inc.                      28,903          Justrite Manufacturing Acquisition Co.                982,370
Interline Brands, Inc.                                792,650          K H O F Holdings, Inc.                              1,331,741
Iron Mountain, Inc.                                   518,750          Monessen Holding Corporation                        1,215,000
Mail Communications Group, Inc.                       658,700          Stanton Carpet Holding Co.                          1,433,644
Moss, Inc.                                            418,897          Transpac Holdings Company                           1,024,982
                                               --------------          U M A Enterprises, Inc.                             1,321,733
                                                    6,209,177          U-Line Corporation                                  1,144,326
                                               --------------          Wellborn Forest Holding Co.                           952,208
ELECTRONICS - 1.67%                                                                                                   --------------
Connecticut Electric, Inc.                          1,203,886                                                             11,189,100
Directed Electronics, Inc.                            407,797                                                         --------------
Distributed Energy Systems Corporation                  6,300
Electronic Data Systems Corporation                   509,957
                                               --------------
                                                    2,127,940
                                               --------------
FARMING & AGRICULTURE - 1.04%
Protein Genetics, Inc.                                   --
Waggin' Train Holdings LLC                          1,315,832
                                               --------------
                                                    1,315,832
                                               --------------

                                                                                                  MassMutual Participation Investors
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                                  33

CONSOLIDATED SCHEDULE OF INVESTMENTS
March 31, 2008
(Unaudited)

                                                 Fair Value/                                                            Fair Value/
INDUSTRY CLASSIFICATION:(Continued)             Market Value                                                           Market Value
                                               --------------                                                         --------------
LEISURE, AMUSEMENT, ENTERTAINMENT - 3.09%                              MORTGAGE-BACKED SECURITIES - 0.58%
Boyd Gaming Corporation                        $      120,750          Countrywide Alternative Loan Trust             $      738,050
Electra Bicycle Company LLC                           784,981                                                         --------------
Majestic Star Casino LLC                              220,625          NATURAL RESOURCES - 0.54%
O E D Corp/Diamond Jo Company Guarantee               440,000          Appleton Papers, Inc.                                 240,625
Savage Sports Holding, Inc.                         1,533,275          Rock-Tenn Co.                                         440,750
Snoqualmie Entertainment Authority                    212,500                                                         --------------
Tunica-Biloxi Gaming Authority                        523,800                                                                681,375
Warner Music Group Corporation                         96,250                                                         --------------
                                               --------------          OIL & GAS - 3.66%
                                                    3,932,181          Atlas Pipeline Partners                               610,500
                                               --------------          Basic Energy Services                                 595,313
MACHINERY - 8.57%                                                      Bristow Group, Inc.                                    75,375
Davis-Standard LLC                                  1,704,334          Clayton Williams Energy, Inc.                         497,375
E S P Holdco, Inc.                                  1,332,928          GulfMark Offshore, Inc.                               304,500
Integration Technology Systems, Inc.                     --            Mariner Energy, Inc.                                  382,000
K-Tek Holdings Corporation                          1,312,392          North American Energy Partners                        198,000
Manitowoc Company, Inc.                                99,000          Offshore Logistics, Inc.                              336,000
Morton Industrial Group, Inc.                       1,163,021          Quicksilver Resources, Inc.                           579,000
Navis Global                                          995,171          Tesoro Petroleum Corporation                          223,750
NetShape Technologies, Inc.                           830,430          Total E & S, Inc.                                     853,665
Pacific Consolidated Holdings LLC                     676,987                                                         --------------
Power Services Holding Company                      1,328,400                                                              4,655,478
Safety Speed Cut Manufacturing Company, Inc.          728,566                                                         --------------
Stewart & Stevenson LLC                               720,000          PHARMACEUTICALS - 1.29%
                                               --------------          CorePharma LLC                                      1,395,713
                                                   10,891,229          Enzymatic Therapy, Inc.                               247,011
                                               --------------                                                         --------------
MEDICAL DEVICES/BIOTECH - 2.59%                                                                                            1,642,724
Coeur, Inc.                                           797,748                                                         --------------
ETEX Corporation                                         --            PUBLISHING/PRINTING - 0.57%
E X C Acquisition Corporation                          88,019          Quebecor Media, Inc.                                  524,687
MicroGroup, Inc.                                    1,707,036          Sheridan Acquisition Corporation                      198,280
OakRiver Technology, Inc.                             698,243                                                         --------------
TherOX, Inc.                                             --                                                                  722,967
                                               --------------                                                         --------------
                                                    3,291,046          RETAIL STORES - 1.77%
                                               --------------          Blockbuster, Inc.                                     224,125
MINING, STEEL, IRON & NON                                              Neiman Marcus Group, Inc.                             600,000
PRECIOUS METALS - 1.84%                                                Olympic Sales, Inc.                                   743,750
Ryerson, Inc.                                          28,350          Rental Service Corporation                            417,500
Steel Dynamics, Inc.                                   98,000          United Rentals, Inc.                                  264,875
T H I Acquisition, Inc.                             1,335,338                                                         --------------
Tube City IMS Corporation                             880,000                                                              2,250,250
                                               --------------                                                         --------------
                                                    2,341,688
                                               --------------

------------------------------------------------------------------------------------------------------------------------------------
34

March 31, 2008
(Unaudited)

                                                 Fair Value/                                                            Fair Value/
INDUSTRY CLASSIFICATION:(Continued)             Market Value                                                           Market Value
                                               --------------                                                         --------------
TECHNOLOGY - 1.93%                                                     UTILITIES - 2.58%
Compucom Systems, Inc.                         $      624,775          Dynegy Holdings, Inc.                          $      892,725
EnerNOC, Inc.                                         267,900          Edison Mission Energy                                  36,050
Smart Source Holdings, Inc.                         1,462,187          Inergy LP                                              76,688
Visa, inc.                                            104,515          Intergen NV                                           391,875
                                               --------------          Markwest Energy Operating Co.                         519,750
                                                    2,459,377          N R G Energy, Inc.                                    588,000
                                               --------------          Petrohawk Energy Corporation                          770,625
TELECOMMUNICATIONS - 2.49%                                                                                            --------------
Cincinnati Bell, Inc.                                 515,625                                                              3,275,713
Intelsat Bermuda Ltd.                                 695,175                                                         --------------
ITC^DeltaCom, Inc.                                    349,976          WASTE MANAGEMENT / POLLUTION - 2.64%
Nextel Communications, Inc.                           308,000          Terra Renewal Services, Inc.                        1,982,098
N T L Cable PLC                                       707,050          Torrent Group Holdings, Inc.                        1,378,355
Rogers Wireless, Inc.                                 588,340                                                         --------------
                                               --------------                                                              3,360,453
                                                    3,164,166                                                         --------------
                                               --------------          Total Corporate Restricted and
TRANSPORTATION - 2.10%                                                 Public Securities - 100.22%                    $  127,411,794
NABCO, Inc.                                           188,528                                                         ==============
Tangent Rail Corporation                            2,487,276
                                               --------------
                                                    2,675,804
                                               --------------




















See Notes to Consolidated Financial Statements                                                    MassMutual Participation Investors
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                                                                                                                                  35

1. HISTORY

   MassMutual Participation Investors (the "Trust") was organized as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts pursuant to a Declaration of Trust dated April 7, 1988.

   The Trust is a diversified closed-end management investment company. Babson Capital Management LLC ("Babson Capital"), a wholly-owned indirect subsidiary of Massachusetts Mutual Life Insurance Company ("MassMutual"), acts as its investment adviser. The Trust's investment objective is to maximize total return by providing a high level of current income, the potential for growth of income, and capital appreciation. The Trust's principal investments are privately placed, belowinvestment grade, long-term debt obligations purchased directly from their issuers, which tend to be smaller companies. At least half of these investments normally include equity features such as common stock, warrants, conversion rights, or other equity features that provide the Trust with the opportunity to realize capital gains. The Trust will also invest in publicly traded debt securities (including high yield securities), again with an emphasis on those with equity features, and in convertible preferred stocks and, subject to certain limitations, readily marketable equity securities. Below investment grade or high yield securities have predominantly speculative characteristics with respect to the capacity of the issuer to pay interest and repay principal. In addition, the Trust may temporarily invest in high quality, readily marketable securities.

   On January 27, 1998, the Board of Trustees authorized the formation of a wholly-owned subsidiary of the Trust ("MMPI Subsidiary Trust") for the purpose of holding certain investments. The results of the MMPI Subsidiary Trust are consolidated in the accompanying financial statements. Footnote 2.D below discusses the federal tax consequences of the MMPI Subsidiary Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

   The following is a summary of significant accounting policies followed consistently by the Trust in the preparation of its consolidated financial statements in conformity with accounting principles generally accepted in the United States of America.

   A. VALUATION OF INVESTMENTS:

   Valuation of a security in the Trust's portfolio is made on the basis of the market price whenever market quotations are readily available and all securities of the same class held by the Trust can be readily sold in such market.

   Nearly all securities which are acquired by the Trust directly from the issuers and shares into which such securities may be converted or which may be purchased on the exercise of warrants attached to such securities will be subject to legal or contractual delays in, or restrictions on, resale and will therefore be "restricted securities." Generally speaking, as contrasted with open-market sales of unrestricted securities, which may be effected immediately if the market is adequate, restricted securities can be sold only in a public offering for which a registration statement is in effect under the Securities Act of 1933, as amended (the "1933 Act") or pursuant to a transaction that is exempt from registration under the 1933 Act.

   The value of restricted securities, and of any other assets for which there are no reliable market quotations, is the fair value as determined in good faith by the Trust's Board of Trustees (the "Trustees"). Each restricted security is valued by the Trustees at the time of its acquisition and at least quarterly thereafter. The Trustees have established guidelines to aid in the valuation of each security. Generally, restricted securities are initially valued at cost or less at the time of acquisition by the Trust. Values greater or less than cost are used thereafter for restricted securities in appropriate circumstances. Among the factors ordinarily considered are the existence of restrictions upon the sale of a security held by the Trust; an estimate of the existence and the extent of a market for the security; the extent of any discount at which the security was acquired; the estimated period of time during which the security will not be freely marketable; the estimated expenses of registering or otherwise qualifying the security for public sale; estimated underwriting commissions if underwriting would be required to effect a sale; in the case of a convertible security, whether or not it would trade on the basis of its stock equivalent; in the case of a debt obligation which would trade independently of any equity equivalent, the current yields on comparable securities; the estimated amount of the floating supply of such securities available for purchase; the proportion of the issue held by the Trust;

--------------------------------------------------------------------------------
36

(UNAUDITED)

   changes in the financial condition and prospects of the issuer; the existence of merger proposals or tender offers affecting the issuer; and any other factors affecting fair value, all in accordance with the Investment Company Act of 1940, as amended (the "1940 Act"). In making valuations, opinions of counsel may be relied upon as to whether or not securities are restricted securities and as to the legal requirements for public sale.

   When market quotations are readily available for unrestricted securities of an issuer, restricted securities of the same class are generally valued at a discount from the market price of such unrestricted securities. The Trustees, however, consider all factors in fixing any discount, including the filing of a registration statement for such securities under the 1933 Act and any other developments which are likely to increase the probability that the securities may be publicly sold by the Trust without restriction.

   The Trustees meet at least once in each quarter to approve the value of the Trust's portfolio securities as of the close of business on the last business day of the preceding quarter. This valuation requires the approval of a majority of the Trustees of the Trust, including a majority of the Trustees who are not interested persons of the Trust or of Babson Capital. In making valuations, the Trustees will consider reports by Babson Capital analyzing each portfolio security in accordance with the relevant factors referred to above. Babson Capital has agreed to provide such reports to the Trust at least quarterly.

   The consolidated financial statements include private placement restricted securities valued at $94,280,135 (74.16% of net assets) as of March 31, 2008 whose values have been estimated by the Trustees in the absence of readily ascertainable market values. Due to the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the securities existed, and the differences could be material.

   The values for Rule 144A restricted securities and corporate public securities are stated at the last reported sales price or at prices based upon quotations obtained from brokers and dealers as of March 31, 2008, subject to discount where appropriate, and are approved by the Trustees.

   Short-term securities with more than sixty days to maturity are valued at fair value and short-term securities having a maturity of sixty days or less are valued at amortized cost, which approximates market value.

   B. ACCOUNTING FOR INVESTMENTS:

   Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis, including the amortization of premiums and accretion of discounts on bonds held using the yield-to-maturity method. The Trust does not accrue income when payment is delinquent and when management believes payment is questionable.

   Realized gains and losses on investment transactions and unrealized appreciation and depreciation of investments are reported for financial statement and federal income tax purposes on the identified cost method.

   C. USE OF ESTIMATES:

   The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   D. FEDERAL INCOME TAXES:

   The Trust has elected to be taxed as a "regulated investment company" under the Internal Revenue Code, and intends to maintain this qualification and to distribute substantially all of its net taxable income to its shareholders. In any year when net long-term capital gains are realized by the Trust, management, after evaluating the prevailing economic conditions, will recommend that Trustees either designate the net realized long-term gains as undistributed and pay the federal capital gains taxes thereon, or distribute all or a portion of such net gains.

   The Trust is taxed as a regulated investment company and is therefore limited as to the amount of non-qualified income that it may receive as the result of operating a trade or business, e.g. the Trust's pro rata share of income allocable to the Trust by a partnership operating company.


                                              MassMutual Participation Investors
--------------------------------------------------------------------------------

(UNAUDITED)

   The Trust's violation of this limitation could result in the loss of its status as a regulated investment company, thereby subjecting all of its net income and capital gains to corporate taxes prior to distribution to its shareholders. The Trust, from time-to-time, identifies investment opportunities in the securities of entities that could cause such trade or business income to be allocable to the Trust. The MMPI Subsidiary Trust (described in Footnote 1, above) was formed in order to allow investment in such securities without adversely affecting the Trust's status as a regulated investment company.

   The MMPI Subsidiary Trust is not taxed as a regulated investment company. Accordingly, prior to the Trust's receiving any distributions from the MMPI Subsidiary Trust, all of the MMPI Subsidiary Trust's taxable income and realized gains, including non-qualified income and realized gains, is subject to taxation at prevailing corporate tax rates. For the three months ended March 31, 2008, the MMPI Subsidiary Trust has not accrued any income tax expense.

   In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes - An interpretation of FASB Statement No. 109 ("FIN 48"). Management has analyzed the Trust's tax positions taken on federal income tax returns for all open tax years and has concluded that as of March 31, 2008, no provision for income tax would be required in the Trust's financial statements. The Trust's federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

   E. DISTRIBUTIONS TO SHAREHOLDERS:

   The Trust records distributions to shareholders from net investment income and net realized gains, if any, on the exdividend date. The Trust's net investment income dividend is declared four times per year, in April, July, October, and December. The Trust's net realized capital gain distribution, if any, is declared in December.

   F. EXPENSE REDUCTION:

   Citibank, N.A. ("Citibank") serves as custodian to the Trust. Pursuant to the custodian agreement, Citibank receives a fee reduced by credits on cash balances the Trust maintains with Citibank. All credit balances, if any, used to reduce the Trust's custodian fees are reported as fees paid indirectly on the Statement of Operations. For the three months ended March 31, 2008, there were no credit balances used to reduce custodian fees.

3. INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICES FEE

   A. SERVICES:

   Under an Investment Advisory and Administrative Services Contract (the "Contract") with the Trust, Babson Capital has agreed to use its best efforts to present to the Trust a continuing and suitable investment program consistent with the investment objectives and policies of the Trust. Babson Capital represents the Trust in any negotiations with issuers, investment banking firms, securities brokers or dealers and other institutions or investors relating to the Trust's investments. Under the Contract, Babson Capital also provides administration of the day-to-day operations of the Trust and provides the Trust with office space and office equipment, accounting and bookkeeping services, and necessary executive, clerical and secretarial personnel for the performance of the foregoing services.

   B. FEE:

   For its services under the Contract, Babson Capital is paid a quarterly investment advisory fee equal to .225% of the value of the Trust's net assets as of the last business day of each fiscal quarter, an amount approximately equivalent to .90% on an annual basis. A majority of the Trustees, including a majority of the Trustees who are not interested persons of the Trust or of Babson Capital, approve the valuation of the Trust's net assets as of such day.

4. SENIOR SECURED INDEBTEDNESS

   A. NOTE PAYABLE:

   MassMutual holds the Trust's $12,000,000 Senior Fixed Rate Convertible Note (the "Note") issued by the Trust in 1995. The Note, as amended, is due December 13, 2011 and accrues interest at 5.80% per annum. MassMutual, at its option, can convert the principal amount of the Note into common shares. The dollar amount of principal would be converted into an equivalent dollar amount of common shares based upon the average price of the common shares for ten business days prior to the notice of conversion. For the three months ended March 31, 2008, the Trust incurred total interest expense on the Note of $174,000.

--------------------------------------------------------------------------------
38

(UNAUDITED)

   The Trust may redeem the Note, in whole or in part, at the principal amount proposed to be redeemed together with the accrued and unpaid interest thereon through the redemption date plus a Make Whole Premium. The Make Whole Premium equals the excess of (i) the present value of the scheduled payments of principal and interest which the Trust would have paid but for the proposed redemption, discounted at the rate of interest of U.S. Treasury obligations whose maturity approximates that of the Note plus 0.50% over (ii) the principal of the Note proposed to be redeemed.

   B. REVOLVING CREDIT AGREEMENT:

   The Trust entered into a $15,000,000 Revolving Credit Agreement with Bank of America N.A. (the "Agent Bank") dated May 29, 1997, which had a stated maturity date of May 31, 2004, (the maturity date was later extended to May 31, 2007 pursuant to the First Amended and Restated Revolving Credit Agreement). On May 31, 2007, the maturity date of this loan was extended to May 30, 2008, and its terms were amended and restated pursuant to the First Amendment to the First Amended and Restated Revolving Credit Agreement (the "Revolver"), between the Trust and the Agent Bank.

   The Revolver bears interest payable quarterly in arrears at a per annum rate that varies depending upon whether the Trust requests a Base Rate Loan or Eurodollar Base Rate Loan. Interest on Base Rate loans equals the higher of:
   (i) the annual "Base Rate" as set periodically by the Agent Bank and (ii) the most recent Federal Funds Effective Rate plus .50% per annum. Per annum interest on Eurodollar Base Rate Loans equals .35% plus the British Bankers Association LIBOR rate, divided by 1 minus the Eurodollar Reserve Percentage. The Trust also incurs expense on the undrawn portion of the total Revolver at the amended rate of .10% per annum.

   As of March 31, 2008, there were no outstanding loans against the Revolver. For the three months ended March 31, 2008, the Trust incurred expense on the Revolver of $3,740 related to the undrawn portion.

5. PURCHASES AND SALES OF INVESTMENTS

                                                        FOR THE THREE
                                                         MONTHS ENDED
                                                          3/31/2008
                                                   COST OF     PROCEEDS FROM
                                                 INVESTMENTS      SALES OR
                                                   ACQUIRED      MATURITIES
                                                   --------      ----------

   Corporate restricted securities               $ 6,898,997    $ 6,844,331

   Corporate public securities                       819,805      3,357,887

   The aggregate cost of investments is substantially the same for financial reporting and federal income tax purposes as of March 31, 2008. The net unrealized depreciation of investments for financial reporting and federal tax purposes as of March 31, 2008 is $4,325,503 and consists of $10,885,400 appreciation and $15,210,903 depreciation.

6. FAIR VALUE MEASUREMENTS

   Effective January 1, 2008, the Trust adopted FASB Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. FAS 157 requires companies to provide expanded information about the assets and liabilities measured at fair value and the potential effect of these fair valuations of an entity's financial performance.

   Various inputs are used in determining the value of the Trust's investments. Using the hierarchy established under FAS 157, these inputs are summarized in the three broad levels listed below:

   Level 1:  quoted prices in active markets for identical securities

   Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

   Level 3: significant unobservable inputs (including the Trust's own assumptions in determining the fair value of investments)


                                              MassMutual Participation Investors
--------------------------------------------------------------------------------

(UNAUDITED)

   The inputs and methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   The following is a summary of the inputs used to value the Trust's net assets as of March 31, 2008:

   ASSETS                        TOTAL      LEVEL 1      LEVEL 2      LEVEL 3
   -----------------------------------------------------------------------------
   Private Securities       $ 99,255,482  $  407,797   $ 4,567,550  $94,280,135
   Public Securities          28,156,312   1,053,603    27,102,709          --
   Short-term Securities       8,301,598        --       8,301,598          --
   -----------------------------------------------------------------------------
   TOTAL                    $135,713,392  $1,461,400   $39,971,857  $94,280,135


   Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

                               PRIVATE      PUBLIC     SHORT-TERM
   ASSETS                    SECURITIES   SECURITIES   SECURITIES      TOTAL
   -----------------------------------------------------------------------------
   Beginning balance
   at 12/31/2007           $ 94,083,138      $  --        $  --    $ 94,083,138

   Total Gains or Losses
   (realized/unrealized)
   included in earnings*       (242,584)        --           --        (242,584)

   Purchases, sales,
   issuances & settlements
   (net)                        439,581         --           --         439,581
   -----------------------------------------------------------------------------
   ENDING BALANCE
   AT 3/31/08              $ 94,280,135      $  --        $  --    $ 94,280,135

   * The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to level 3 assets still held at 3/31/08 is $(638,981).

--------------------------------------------------------------------------------
40

MEMBERS OF THE BOARD OF
TRUSTEES

Donald Glickman

Robert E. Joyal

William J. Barrett

Michael H. Brown

Donald E. Benson*

Dr. Corine T. Norgaard*

Roger W. Crandall

Martin T. Hart*

Maleyne M. Syracuse

*Member of the Audit Committee


OFFICERS

Roger W. Crandall
Chairman

Clifford M. Noreen
President

James M. Roy
Vice President & Chief
Financial Officer

Rodney J. Dillman
Vice President, Secretary
& Chief Legal Officer

Jill A. Fields
Vice President

Michael P. Hermsen
Vice President

Mary Wilson Kibbe
Vice President

Michael L. Klofas
Vice President

Richard E. Spencer, II
Vice President

Ronald S. Talaia
Treasurer

John T. Davitt, Jr.
Comptroller

Melissa M. LaGrant
Chief Compliance Officer


DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN

MassMutual Participation Investors offers a Dividend Reinvestment and Cash Purchase Plan. The Plan provides a simple and automatic way for shareholders to add to their holdings in the Trust through the receipt of dividend shares issued by the Trust or through the reinvestment of cash dividends in Trust shares purchased in the open market. The dividends of each shareholder will be automatically reinvested in the Trust by Shareholder Financial Services Inc., the Transfer Agent, in accordance with the Plan, unless such shareholder elects not to participate by providing written notice to the Transfer Agent. A shareholder may terminate his or her participation by notifying the Transfer Agent in writing.

Participating shareholders may also make additional contributions to the Plan from their own funds. Such contributions may be made by personal check or other means in an amount not less than $100 nor more than $5,000 per quarter. Cash contributions must be received by the Transfer Agent at least five days (but no more then 30 days) before the payment date of a dividend or distributions. Cash contributions must be received by the Transfer Agent at least five days (but no more then 30 days) before the payment date of a dividend or distributions.

Whenever the Trust declares a dividend payable in cash or shares, the Transfer Agent, acting on behalf of each participating shareholder, will take the dividend in shares only if the net asset value is lower than the market price plus an estimated brokerage commission as of the close of business on the valuation day. The valuation day is the last day preceding the day of dividend payment. When the dividend is to be taken in shares, the number of shares to be received is determined by dividing the cash dividend by the net asset value as of the close of business on the valuation date or, if greater than net asset value, 95% of the closing share price. If the net asset value of the shares is higher than the market value plus an estimated commission, the Transfer Agent, consistent with obtaining the best price and execution, will buy shares on the open market at current prices promptly after the dividend payment date.

The reinvestment of dividends does not, in anyway, relieve participating shareholders of any federal, state or local tax. For federal income tax purposes, the amount reportable in respect of a dividend received in newly-issued shares of the Trust will be the fair market value of the shares received, which will be reportable as ordinary income and/or capital gains.

As compensation for its services, the Transfer Agent receives a fee of 5% of any dividend and cash contribution (in no event in excess of $2.50 per distribution per shareholder.)

Any questions regarding the Plan should be addressed to Shareholder Financial Services, Inc., Agent for MassMutual Participation Investors' Dividend Reinvestment and Cash Purchase Plan, P.O. Box 173673, Denver, CO 80217-3673.


                                              MassMutual Participation Investors
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
(LOGO) MASSMUTUAL
       PARTICIPATION INVESTORS



































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